UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Investment Grade Bond Central Fund

Semi-Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations	44.0%
AAA	6.2%
AA	1.3%
A	12.2%
BBB	29.5%
BB and Below	5.0%
Not Rated	2.5%
Short-Term Investments and Net Other Assets*	(0.7)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of March 31, 2020*
Corporate Bonds	45.3%
U.S. Government and U.S. Government Agency Obligations	44.0%
Asset-Backed Securities	4.9%
CMOs and Other Mortgage Related Securities	4.4%
Municipal Bonds	1.2%
Other Investments	0.9%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.7)%

 * Foreign investments - 10.0%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 45.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.45% 6/30/20	$15,879,000	$15,869,562
2.95% 7/15/26	42,000,000	41,315,846
3.6% 2/17/23	31,479,000	32,406,045
4.1% 2/15/28	6,184,000	6,494,537
4.3% 2/15/30	13,106,000	14,106,264
4.45% 4/1/24	2,179,000	2,308,114
4.5% 3/9/48	75,550,000	81,991,359
4.75% 5/15/46	10,000,000	11,105,653
4.9% 6/15/42	5,000,000	5,572,564
6.2% 3/15/40	7,609,000	9,404,070
Verizon Communications, Inc.:
3% 3/22/27	5,629,000	5,923,579
3.15% 3/22/30	9,123,000	9,810,655
3.45% 3/15/21	20,069,000	20,296,551
4% 3/22/50	9,342,000	11,087,145
4.862% 8/21/46	27,196,000	35,461,076
5.012% 4/15/49	38,703,000	52,214,677
5.5% 3/16/47	17,553,000	24,063,069
		379,430,766
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	9,351,000	11,863,672
5.95% 4/1/41	6,541,000	9,038,144
		20,901,816
Media - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	28,212,000	29,140,282
4.908% 7/23/25	18,965,000	20,430,623
5.375% 5/1/47	71,848,000	77,638,064
5.75% 4/1/48	11,687,000	13,267,458
6.484% 10/23/45	9,303,000	11,373,904
Comcast Corp.:
3.1% 4/1/25	2,517,000	2,661,320
3.3% 4/1/27	6,795,000	7,234,555
3.4% 4/1/30	6,970,000	7,551,124
3.75% 4/1/40	2,448,000	2,705,512
3.9% 3/1/38	5,001,000	5,621,826
4.6% 8/15/45	13,203,000	16,845,572
4.65% 7/15/42	11,795,000	14,995,929
Fox Corp.:
3.666% 1/25/22	3,564,000	3,639,949
4.03% 1/25/24	6,266,000	6,510,080
4.709% 1/25/29	9,069,000	9,948,620
5.476% 1/25/39	8,943,000	10,373,630
5.576% 1/25/49	5,934,000	7,105,852
Time Warner Cable, Inc.:
4% 9/1/21	38,439,000	38,509,950
4.5% 9/15/42	19,701,000	18,519,311
5.5% 9/1/41	8,397,000	8,780,309
5.875% 11/15/40	7,566,000	7,972,678
6.55% 5/1/37	73,937,000	83,018,332
7.3% 7/1/38	16,247,000	19,957,244
		423,802,124

TOTAL COMMUNICATION SERVICES		824,134,706

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.45% 4/10/22	1,250,000	1,154,505
4% 1/15/25	14,536,000	12,918,771
4.2% 3/1/21	11,460,000	11,029,102
4.25% 5/15/23	9,840,000	8,897,617
4.375% 9/25/21	47,623,000	43,841,799
		77,841,794
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	249,000	270,698
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,585,802
3.5% 7/1/27	7,113,000	7,501,875
3.6% 7/1/30	8,445,000	8,844,455
4.2% 4/1/50	4,263,000	4,723,101
		23,655,233
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	8,678,000	8,560,857
3% 11/19/24	19,745,000	18,437,881
		26,998,738
Multiline Retail - 0.1%
Target Corp.:
2.25% 4/15/25	6,849,000	6,953,356
2.65% 9/15/30	5,937,000	6,078,924
		13,032,280
Specialty Retail - 0.9%
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,824,027
4% 4/15/30	22,128,000	22,582,885
Lowe's Companies, Inc.:
4% 4/15/25	6,659,000	7,118,432
4.5% 4/15/30	16,112,000	17,777,183
5% 4/15/40	10,275,000	11,627,589
5.125% 4/15/50	12,062,000	14,529,120
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	5,144,899
The Home Depot, Inc.:
2.5% 4/15/27	3,139,000	3,170,315
2.7% 4/15/30	11,203,000	11,417,381
3.3% 4/15/40	13,963,000	14,320,006
3.35% 4/15/50	10,475,000	11,390,075
3.9% 12/6/28	15,000,000	16,653,507
TJX Companies, Inc.:
3.5% 4/15/25	7,805,000	7,983,048
3.75% 4/15/27	18,177,000	18,665,234
3.875% 4/15/30	33,780,000	34,953,787
4.5% 4/15/50	13,655,000	14,635,129
		216,792,617
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.:
2.4% 3/27/25	2,948,000	3,055,953
2.75% 3/27/27	6,632,000	6,930,208
2.85% 3/27/30	19,500,000	20,611,871
3.25% 3/27/40	10,105,000	10,551,065
3.375% 3/27/50	7,940,000	8,701,549
		49,850,646

TOTAL CONSUMER DISCRETIONARY		408,442,006

CONSUMER STAPLES - 3.0%
Beverages - 2.1%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	37,610,000	39,134,891
4.7% 2/1/36	46,768,000	48,152,961
4.9% 2/1/46	50,530,000	52,378,062
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	26,711,000	27,435,270
5.45% 1/23/39	23,200,000	27,008,748
5.55% 1/23/49	54,331,000	63,940,144
5.8% 1/23/59 (Reg. S)	55,947,000	68,528,873
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	45,411,504
5% 5/1/42	3,080,000	2,989,181
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,989,910
2.75% 3/19/30	18,600,000	19,875,727
3.5% 3/19/40	9,627,000	10,823,258
3.625% 3/19/50	18,600,000	22,072,668
3.875% 3/19/60	7,633,000	9,592,439
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	27,083,426
3.45% 3/25/30	14,988,000	16,951,203
4.125% 3/25/40	8,495,000	10,465,916
4.2% 3/25/50	15,603,000	20,443,019
		515,277,200
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	10,010,000	10,154,690
Food Products - 0.1%
Archer Daniels Midland Co.:
2.75% 3/27/25	4,168,000	4,254,557
3.25% 3/27/30	6,931,000	7,342,417
Conagra Brands, Inc. 3.8% 10/22/21	5,355,000	5,396,725
General Mills, Inc. 2.875% 4/15/30	3,013,000	3,017,182
		20,010,881
Household Products - 0.1%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,894,234
Procter & Gamble Co.:
2.8% 3/25/27	3,539,000	3,859,117
3% 3/25/30	8,485,000	9,418,689
3.55% 3/25/40	6,117,000	7,134,055
3.6% 3/25/50	5,934,000	7,319,604
		29,625,699
Tobacco - 0.7%
Altria Group, Inc.:
3.875% 9/16/46	9,710,000	8,776,601
4% 1/31/24	11,015,000	11,271,598
4.25% 8/9/42	11,157,000	11,097,423
4.5% 5/2/43	7,481,000	7,089,463
4.8% 2/14/29	11,054,000	11,566,099
5.375% 1/31/44	13,496,000	14,970,061
5.95% 2/14/49	7,300,000	8,493,361
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	23,504,000	23,494,015
4.25% 7/21/25 (a)	28,144,000	27,383,686
Reynolds American, Inc.:
3.25% 6/12/20	1,810,000	1,804,570
5.85% 8/15/45	17,970,000	19,323,668
6.15% 9/15/43	14,500,000	15,743,257
7.25% 6/15/37	7,978,000	9,472,240
		170,486,042

TOTAL CONSUMER STAPLES		745,554,512

ENERGY - 4.8%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	12,349,000	12,085,958
6.5% 4/1/20	6,546,000	6,546,000
Halliburton Co.:
3.8% 11/15/25	519,000	460,633
4.85% 11/15/35	7,402,000	5,745,487
Noble Holding International Ltd.:
7.95% 4/1/25 (b)	10,820,000	1,190,200
8.95% 4/1/45 (b)	7,553,000	377,650
		26,405,928
Oil, Gas & Consumable Fuels - 4.7%
Alberta Energy Co. Ltd. 8.125% 9/15/30	13,383,000	6,183,493
Amerada Hess Corp.:
7.125% 3/15/33	4,791,000	3,854,191
7.3% 8/15/31	6,610,000	5,662,330
7.875% 10/1/29	20,178,000	16,264,772
Canadian Natural Resources Ltd.:
3.8% 4/15/24	619,000	529,415
5.85% 2/1/35	12,075,000	9,312,610
Cenovus Energy, Inc. 4.25% 4/15/27	35,499,000	17,401,308
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	21,754,000	21,665,642
4.5% 6/1/25	6,628,000	6,531,050
DCP Midstream LLC 4.75% 9/30/21 (a)	18,047,000	15,792,930
DCP Midstream Operating LP:
3.875% 3/15/23	14,468,000	11,570,060
4.95% 4/1/22	2,315,000	1,898,300
5.6% 4/1/44	13,506,000	5,978,836
Duke Energy Field Services 6.45% 11/3/36 (a)	10,621,000	5,094,894
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	10,510,000	10,194,700
Enable Midstream Partners LP 3.9% 5/15/24 (b)	6,444,000	3,576,002
Enbridge Energy Partners LP 4.2% 9/15/21	15,961,000	15,732,939
Enbridge, Inc.:
4% 10/1/23	13,445,000	12,795,233
4.25% 12/1/26	8,321,000	8,474,729
Encana Corp. 5.15% 11/15/41	5,000,000	2,017,561
Energy Transfer Partners LP:
3.75% 5/15/30	10,391,000	8,138,701
4.2% 9/15/23	5,509,000	4,811,854
4.25% 3/15/23	4,861,000	4,353,607
4.5% 4/15/24	6,244,000	5,569,841
4.95% 6/15/28	18,799,000	15,563,539
5% 5/15/50	23,229,000	17,930,987
5.25% 4/15/29	10,158,000	8,601,655
5.8% 6/15/38	10,481,000	9,092,889
6% 6/15/48	26,826,000	22,524,430
6.25% 4/15/49	7,637,000	6,463,271
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,583,535
3.75% 2/15/25	285,000	283,460
Hess Corp. 4.3% 4/1/27	3,892,000	2,878,793
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	15,102,000	14,759,416
3.5% 3/1/21	3,293,000	3,250,514
6.55% 9/15/40	1,645,000	1,770,416
Kinder Morgan, Inc.:
5% 2/15/21 (a)	4,125,000	4,102,844
5.55% 6/1/45	12,039,000	12,359,746
Marathon Petroleum Corp. 5.125% 3/1/21	10,521,000	10,200,741
MPLX LP:
3 month U.S. LIBOR + 0.900% 1.8989% 9/9/21 (b)(c)	7,304,000	6,901,806
3 month U.S. LIBOR + 1.100% 2.0989% 9/9/22 (b)(c)	10,993,000	10,227,648
4.5% 7/15/23	9,347,000	8,043,794
4.8% 2/15/29	5,370,000	4,733,448
4.875% 12/1/24	12,572,000	11,006,245
5.5% 2/15/49	16,108,000	13,599,143
Newfield Exploration Co. 5.625% 7/1/24	28,150,000	14,075,000
Occidental Petroleum Corp.:
2.6% 8/13/21	7,353,000	5,883,968
2.7% 8/15/22	6,500,000	4,631,441
2.9% 8/15/24	21,478,000	11,705,510
3.125% 2/15/22	8,096,000	5,949,790
3.2% 8/15/26	2,889,000	1,409,866
3.5% 8/15/29	9,098,000	4,276,519
4.3% 8/15/39	1,326,000	563,812
4.4% 8/15/49	1,327,000	573,785
4.85% 3/15/21	24,269,000	20,330,192
5.55% 3/15/26	26,200,000	13,972,788
6.2% 3/15/40	7,169,000	3,267,510
6.45% 9/15/36	15,883,000	7,596,246
6.6% 3/15/46	28,439,000	13,403,234
7.5% 5/1/31	29,749,000	15,400,031
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	22,093,000	19,994,165
7.25% 3/17/44	76,243,000	76,482,693
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	17,922,254
5.35% 2/12/28	3,500,000	2,432,500
5.95% 1/28/31 (a)	7,064,000	4,857,206
6.35% 2/12/48	14,404,000	9,002,500
6.49% 1/23/27 (a)	37,360,000	27,553,000
6.5% 3/13/27	21,300,000	15,658,829
6.75% 9/21/47	102,130,000	66,895,150
6.84% 1/23/30 (a)	77,731,000	56,239,933
6.95% 1/28/60 (a)	18,760,000	12,428,500
7.69% 1/23/50 (a)	117,141,000	80,241,585
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	4,074,674
3.6% 11/1/24	6,641,000	5,461,475
3.65% 6/1/22	9,399,000	8,588,447
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	8,880,000	8,341,235
Shell International Finance BV 4.375% 5/11/45	6,392,000	7,393,152
Southeast Supply Header LLC 4.25% 6/15/24 (a)	10,683,000	10,815,503
Southwestern Energy Co. 6.2% 1/23/25 (b)	8,426,000	5,737,685
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	6,651,000	5,280,772
The Williams Companies, Inc.:
3.7% 1/15/23	26,582,000	24,574,976
4.55% 6/24/24	70,596,000	64,330,258
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	2,012,045
4.5% 3/1/28	3,100,000	1,504,125
4.65% 7/1/26	9,376,000	4,776,304
4.75% 8/15/28	5,504,000	2,620,279
5.375% 6/1/21	50,383,000	40,547,913
Williams Partners LP:
3.6% 3/15/22	12,587,000	12,199,945
3.9% 1/15/25	4,336,000	3,887,933
4% 11/15/21	9,760,000	9,258,814
4.125% 11/15/20	1,086,000	1,073,569
4.3% 3/4/24	20,381,000	18,519,008
4.5% 11/15/23	6,265,000	5,874,312
		1,155,903,749

TOTAL ENERGY		1,182,309,677

FINANCIALS - 21.0%
Banks - 9.6%
Bank of America Corp.:
3.004% 12/20/23 (b)	156,071,000	158,987,752
3.3% 1/11/23	32,511,000	33,673,298
3.419% 12/20/28 (b)	23,187,000	23,941,100
3.5% 4/19/26	34,343,000	36,565,437
3.705% 4/24/28 (b)	58,915,000	61,605,625
3.864% 7/23/24 (b)	46,066,000	48,329,875
3.95% 4/21/25	19,377,000	20,376,985
4.2% 8/26/24	24,032,000	25,544,005
4.25% 10/22/26	20,189,000	21,542,795
4.271% 7/23/29 (b)	2,000,000	2,170,500
4.45% 3/3/26	3,182,000	3,441,229
Barclays PLC:
3.25% 1/12/21	9,440,000	9,376,658
4.375% 1/12/26	28,767,000	28,910,835
5.088% 6/20/30 (b)	35,020,000	36,282,712
5.2% 5/12/26	11,811,000	12,134,621
BB&T Corp. 3.95% 3/22/22	3,300,000	3,391,301
Capital One NA 2.15% 9/6/22	17,927,000	17,477,509
Citigroup, Inc.:
2.7% 10/27/22	88,772,000	89,349,598
3.142% 1/24/23 (b)	35,705,000	36,150,489
3.352% 4/24/25 (b)	23,697,000	24,400,629
3.875% 3/26/25	35,450,000	37,153,969
4.05% 7/30/22	34,759,000	35,383,806
4.3% 11/20/26	52,072,000	55,060,399
4.4% 6/10/25	11,010,000	11,911,974
4.412% 3/31/31 (b)	45,100,000	49,622,470
4.45% 9/29/27	69,500,000	72,874,711
5.5% 9/13/25	42,579,000	47,310,730
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	21,321,000	21,827,833
4.3% 12/3/25	14,216,000	14,881,582
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	12,091,000	10,953,296
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	24,390,000	24,644,588
3.8% 9/15/22	35,920,000	36,519,433
3.8% 6/9/23	43,060,000	44,039,534
4.55% 4/17/26	5,038,000	5,320,175
Discover Bank:
4.2% 8/8/23	259,000	274,999
7% 4/15/20	12,294,000	12,304,204
Fifth Third Bancorp:
2.875% 7/27/20	47,000,000	46,759,960
3.5% 3/15/22	1,167,000	1,177,168
8.25% 3/1/38	2,070,000	2,732,950
HSBC Holdings PLC:
4.25% 3/14/24	10,444,000	10,743,275
4.95% 3/31/30	6,013,000	6,631,377
5.25% 3/14/44	2,847,000	3,223,444
Huntington Bancshares, Inc. 7% 12/15/20	7,222,000	7,398,139
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	21,002,000	21,433,231
5.71% 1/15/26 (a)	35,725,000	34,812,720
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	65,938,484
3.797% 7/23/24 (b)	12,224,000	12,793,689
3.875% 9/10/24	90,088,000	95,127,612
4.125% 12/15/26	146,208,000	159,832,685
4.203% 7/23/29 (b)	3,000,000	3,295,555
4.452% 12/5/29 (b)	46,000,000	51,620,500
KeyCorp 5.1% 3/24/21	1,147,000	1,168,320
Rabobank Nederland 4.375% 8/4/25	36,518,000	37,408,924
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	125,085,000	128,100,696
6% 12/19/23	108,056,000	112,251,073
6.1% 6/10/23	49,671,000	51,071,312
6.125% 12/15/22	88,078,000	90,851,889
Synchrony Bank 3% 6/15/22	12,252,000	12,157,627
UniCredit SpA 6.572% 1/14/22 (a)	27,546,000	28,057,445
Wells Fargo & Co.:
2.406% 10/30/25 (b)	19,840,000	19,549,865
4.478% 4/4/31 (b)	60,800,000	68,746,986
5.013% 4/4/51 (b)	88,716,000	112,481,331
Westpac Banking Corp. 4.11% 7/24/34 (b)	17,722,000	17,197,963
		2,376,300,876
Capital Markets - 6.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	27,065,000	28,445,830
4.25% 2/15/24	10,069,000	10,763,923
Ares Capital Corp. 4.2% 6/10/24	42,554,000	37,727,623
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	48,618,000	46,196,616
3.869% 1/12/29 (a)(b)	9,005,000	9,115,272
4.194% 4/1/31 (a)(b)	40,079,000	41,056,326
Deutsche Bank AG 4.5% 4/1/25	61,035,000	52,591,519
Deutsche Bank AG New York Branch:
3.15% 1/22/21	15,915,000	15,548,182
3.3% 11/16/22	46,720,000	43,761,568
5% 2/14/22	44,782,000	44,162,239
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	253,904,000	255,198,849
3.2% 2/23/23	59,200,000	60,408,952
3.691% 6/5/28 (b)	21,000,000	21,580,645
3.75% 2/25/26	15,000,000	15,624,122
3.8% 3/15/30	67,720,000	70,566,359
4.25% 10/21/25	22,692,000	23,856,541
4.411% 4/23/39 (b)	3,000,000	3,267,027
5.15% 5/22/45	9,000,000	10,642,028
6.75% 10/1/37	30,816,000	40,638,243
Intercontinental Exchange, Inc.:
2.75% 12/1/20	3,312,000	3,318,778
3.75% 12/1/25	4,530,000	4,763,779
Moody's Corp.:
3.25% 1/15/28	10,681,000	10,824,893
3.75% 3/24/25	21,924,000	23,007,024
4.875% 2/15/24	10,030,000	10,849,793
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 2.7321% 7/22/22 (b)(c)	7,556,000	7,351,927
3.125% 1/23/23	122,810,000	125,605,282
3.125% 7/27/26	24,646,000	25,476,391
3.622% 4/1/31 (b)	41,803,000	43,506,005
3.7% 10/23/24	15,967,000	16,869,367
3.737% 4/24/24 (b)	90,600,000	93,283,392
4.1% 5/22/23	4,810,000	4,981,576
4.431% 1/23/30 (b)	54,318,000	60,370,112
4.875% 11/1/22	43,855,000	46,043,343
5% 11/24/25	102,478,000	113,278,417
5.75% 1/25/21	13,609,000	13,968,599
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	25,500,000	25,597,671
State Street Corp.:
2.825% 3/30/23 (a)(b)	2,834,000	2,859,867
2.901% 3/30/26 (a)(b)	2,660,000	2,723,332
3.152% 3/30/31 (a)(b)	1,812,000	1,856,654
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	17,678,000	18,366,131
		1,486,054,197
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	28,486,000	22,966,549
3.3% 1/23/23	13,000,000	10,789,942
3.5% 5/26/22	8,066,000	6,725,591
4.125% 7/3/23	19,471,000	16,539,205
4.45% 12/16/21	14,543,000	12,963,064
4.45% 4/3/26	15,328,000	13,143,317
4.875% 1/16/24	28,044,000	24,031,337
Ally Financial, Inc. 5.125% 9/30/24	9,461,000	9,219,650
Capital One Financial Corp. 3.8% 1/31/28	28,226,000	27,896,657
Discover Financial Services:
3.85% 11/21/22	9,161,000	9,348,886
3.95% 11/6/24	41,289,000	42,018,644
4.1% 2/9/27	7,366,000	7,085,661
4.5% 1/30/26	23,106,000	23,572,242
5.2% 4/27/22	8,179,000	8,494,932
Ford Motor Credit Co. LLC:
4.063% 11/1/24	79,422,000	72,075,465
5.085% 1/7/21	14,684,000	14,105,744
5.584% 3/18/24	30,750,000	28,520,625
5.596% 1/7/22	30,379,000	29,391,683
5.875% 8/2/21	23,012,000	22,551,760
Synchrony Financial:
2.85% 7/25/22	7,279,000	6,934,171
3.75% 8/15/21	19,823,000	19,909,946
3.95% 12/1/27	37,530,000	33,378,096
4.25% 8/15/24	10,674,000	10,277,158
4.375% 3/19/24	11,225,000	11,053,362
5.15% 3/19/29	32,276,000	31,114,064
Toyota Motor Credit Corp.:
2.9% 3/30/23	32,287,000	32,489,628
3% 4/1/25	29,531,000	29,669,760
3.375% 4/1/30	9,583,000	9,695,236
		585,962,375
Diversified Financial Services - 0.8%
AXA Equitable Holdings, Inc. 3.9% 4/20/23	4,723,000	4,706,098
BP Capital Markets America, Inc. 4.5% 10/1/20	3,295,000	3,294,036
Brixmor Operating Partnership LP:
3.25% 9/15/23	20,478,000	19,485,103
3.85% 2/1/25	450,000	444,076
3.875% 8/15/22	19,072,000	18,316,577
4.125% 6/15/26	26,610,000	27,769,553
4.125% 5/15/29	24,028,000	24,633,982
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	29,300,000	25,212,647
Pine Street Trust I:
4.572% 2/15/29 (a)	27,943,000	26,541,276
5.568% 2/15/49 (a)	29,500,000	26,499,850
Voya Financial, Inc. 3.125% 7/15/24	12,649,000	12,760,477
		189,663,675
Insurance - 2.2%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	10,059,305
AIA Group Ltd. 3.375% 4/7/30 (a)	30,867,000	31,115,140
American International Group, Inc.:
3.3% 3/1/21	8,441,000	8,447,257
3.75% 7/10/25	40,830,000	40,875,396
4.875% 6/1/22	23,203,000	23,988,248
Aon Corp. 5% 9/30/20	1,943,000	1,962,561
Aon PLC 4% 11/27/23	13,880,000	14,582,684
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (a)	4,626,000	4,294,397
4.25% 6/15/23 (a)	2,019,000	2,055,380
4.569% 2/1/29 (a)	27,600,000	30,527,405
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	21,870,059
4.75% 3/15/39	9,035,000	10,644,109
4.8% 7/15/21	11,451,000	11,824,367
4.9% 3/15/49	17,979,000	22,990,842
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	20,812,000	19,293,987
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.51% 5/28/21 (a)(b)(c)	131,600,000	126,507,668
3% 1/10/23 (a)	223,000	226,040
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (a)	2,000	2,579
Pacific LifeCorp 5.125% 1/30/43 (a)	15,610,000	16,151,567
Progressive Corp. 3.2% 3/26/30	3,815,000	4,144,538
Prudential Financial, Inc. 4.5% 11/16/21	1,461,000	1,473,573
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	11,400,000	11,616,600
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,277,000	33,313,354
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	8,401,000	8,023,546
Unum Group:
3.875% 11/5/25	16,863,000	15,271,470
4% 3/15/24	600,000	592,817
4% 6/15/29	21,076,000	20,239,357
5.625% 9/15/20	10,373,000	10,396,211
5.75% 8/15/42	29,395,000	28,617,038
		531,107,495

TOTAL FINANCIALS		5,169,088,618

HEALTH CARE - 3.4%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.404% 6/5/20	8,691,000	8,663,947
Health Care Providers & Services - 2.4%
Aetna, Inc. 2.75% 11/15/22	52,000	52,312
Centene Corp.:
3.375% 2/15/30 (a)	17,480,000	16,256,400
4.25% 12/15/27 (a)	19,645,000	19,682,326
4.625% 12/15/29 (a)	30,530,000	30,682,650
4.75% 1/15/25 (a)	15,625,000	15,820,313
Cigna Corp.:
3.75% 7/15/23	15,469,000	15,922,015
4.125% 9/15/20 (a)	12,071,000	12,137,917
4.125% 11/15/25	52,351,000	56,055,614
4.375% 10/15/28	29,050,000	31,247,331
4.8% 8/15/38	18,087,000	20,327,388
4.9% 12/15/48	18,071,000	21,842,339
CVS Health Corp.:
3% 8/15/26	2,965,000	2,953,476
3.25% 8/15/29	6,813,000	6,635,653
3.625% 4/1/27	7,479,000	7,664,270
3.7% 3/9/23	12,400,000	12,908,252
3.75% 4/1/30	14,246,000	14,740,179
3.875% 7/20/25	20,803,000	21,494,587
4.1% 3/25/25	57,025,000	60,014,074
4.125% 4/1/40	9,920,000	9,972,229
4.25% 4/1/50	2,814,000	2,925,519
4.3% 3/25/28	101,979,000	108,302,075
4.78% 3/25/38	28,592,000	31,401,475
5.05% 3/25/48	42,066,000	47,770,396
HCA Holdings, Inc. 4.75% 5/1/23	1,040,000	1,065,397
Toledo Hospital:
5.325% 11/15/28	9,969,000	10,483,883
6.015% 11/15/48	19,653,000	21,488,290
		599,846,360
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25	12,910,000	13,833,158
4.497% 3/25/30	6,773,000	7,634,593
		21,467,751
Pharmaceuticals - 0.9%
Actavis Funding SCS 3.45% 3/15/22	41,088,000	41,231,808
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	63,993,000	66,480,103
Elanco Animal Health, Inc.:
4.662% 8/27/21 (b)	4,786,000	4,760,849
5.022% 8/28/23 (b)	15,106,000	15,279,729
5.65% 8/28/28 (b)	6,362,000	6,713,828
Mylan NV:
3.15% 6/15/21	29,136,000	28,867,562
3.95% 6/15/26	12,375,000	12,359,214
4.55% 4/15/28	6,911,000	6,765,903
Perrigo Finance PLC 3.5% 12/15/21	2,075,000	2,142,419
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	15,436,000	15,378,234
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,627,000	4,419,618
2.8% 7/21/23	5,108,000	4,660,999
Zoetis, Inc. 3.25% 2/1/23	2,327,000	2,378,729
		211,438,995

TOTAL HEALTH CARE		841,417,053

INDUSTRIALS - 0.7%
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,967,410
3.05% 4/15/30	1,519,000	1,590,815
3.7% 4/15/50	1,875,000	2,098,114
		5,656,339
Machinery - 0.1%
Deere & Co.:
2.75% 4/15/25	3,746,000	3,878,563
3.1% 4/15/30	9,897,000	10,493,779
3.75% 4/15/50	3,046,000	3,550,195
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	3,310,000	3,310,439
		21,232,976
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	2,959,855
Road & Rail - 0.2%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	7,614,000	6,747,994
3.95% 7/1/24 (a)	10,113,000	8,455,909
4.375% 5/1/26 (a)	12,292,000	9,838,836
5.25% 5/15/24 (a)	21,769,000	18,539,605
CSX Corp. 3.8% 4/15/50	5,875,000	6,171,106
		49,753,450
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	6,049,000	5,053,211
3% 9/15/23	4,193,000	3,480,190
3.375% 6/1/21	12,669,000	11,397,534
3.75% 2/1/22	22,536,000	20,851,044
3.875% 4/1/21	15,195,000	13,902,156
3.875% 7/3/23	1,190,000	1,076,141
4.25% 2/1/24	28,366,000	24,678,420
4.25% 9/15/24	16,843,000	14,985,681
		95,424,377
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	2,756,000	2,700,880

TOTAL INDUSTRIALS		177,727,877

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	22,400,000	22,986,010
6.02% 6/15/26 (a)	7,709,000	8,202,696
		31,188,706
IT Services - 0.1%
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	3,290,391
3.35% 3/26/30	4,213,000	4,681,543
3.85% 3/26/50	3,613,000	4,409,972
		12,381,906
Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp.:
2.85% 4/1/30	8,300,000	8,626,522
3.5% 4/1/40	8,971,000	9,543,682
3.5% 4/1/50	17,971,000	19,619,372
3.7% 4/1/60	3,536,000	3,830,277
		41,619,853
Software - 0.6%
Oracle Corp.:
2.5% 4/1/25	24,552,000	25,064,425
2.8% 4/1/27	24,552,000	25,026,418
2.95% 4/1/30	24,600,000	24,747,649
3.6% 4/1/40	24,550,000	24,438,445
3.6% 4/1/50	24,550,000	24,451,014
3.85% 4/1/60	24,600,000	24,749,224
		148,477,175
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	7,460,000	7,600,857

TOTAL INFORMATION TECHNOLOGY		241,268,497

MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	14,281,039
Metals & Mining - 0.2%
Anglo American Capital PLC 4.125% 9/27/22 (a)	2,677,000	2,638,836
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (a)(b)	9,684,000	9,503,393
6.75% 10/19/75 (a)(b)	16,468,000	17,460,362
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	7,498,000	7,428,661
4.5% 8/1/47 (a)	7,610,000	7,441,153
		44,472,405

TOTAL MATERIALS		58,753,444

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	17,745,000	19,277,751
American Campus Communities Operating Partnership LP 3.75% 4/15/23	5,059,000	5,101,164
American Tower Corp. 2.8% 6/1/20	29,300,000	29,069,791
Boston Properties, Inc.:
3.85% 2/1/23	432,000	436,520
4.5% 12/1/28	18,628,000	20,486,055
Camden Property Trust:
2.95% 12/15/22	6,920,000	6,940,122
4.25% 1/15/24	6,134,000	6,268,063
Corporate Office Properties LP:
3.6% 5/15/23	5,166,000	5,058,190
3.7% 6/15/21	7,881,000	7,988,073
5% 7/1/25	16,822,000	17,707,492
5.25% 2/15/24	3,576,000	3,745,848
Duke Realty LP:
3.25% 6/30/26	2,124,000	2,123,446
3.625% 4/15/23	6,176,000	6,234,644
3.75% 12/1/24	4,721,000	4,868,960
3.875% 10/15/22	10,561,000	10,943,297
Equity One, Inc. 3.75% 11/15/22	23,400,000	22,931,965
HCP, Inc.:
3.25% 7/15/26	2,733,000	2,731,612
3.4% 2/1/25	15,000,000	15,018,070
3.5% 7/15/29	3,125,000	3,056,845
3.875% 8/15/24	24,000,000	24,462,054
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	6,066,000	5,424,885
3.5% 8/1/26	6,318,000	6,248,220
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,751,394
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	38,181,016
Lexington Corporate Properties Trust 4.4% 6/15/24	8,117,000	7,971,038
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	26,970,000	23,618,264
4.375% 8/1/23	34,232,000	34,027,291
4.5% 1/15/25	12,446,000	12,059,888
4.5% 4/1/27	86,567,000	85,581,996
4.75% 1/15/28	28,933,000	28,160,489
4.95% 4/1/24	6,427,000	6,352,488
5.25% 1/15/26	28,200,000	28,082,224
Prologis LP 3.25% 10/1/26	5,521,000	5,641,947
Retail Opportunity Investments Partnership LP:
4% 12/15/24	4,615,000	4,710,921
5% 12/15/23	3,475,000	3,668,642
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	11,130,262
4.25% 2/1/26	15,247,000	15,532,627
Store Capital Corp. 4.625% 3/15/29	8,847,000	8,934,403
Ventas Realty LP:
3% 1/15/30	35,454,000	31,680,360
3.125% 6/15/23	6,476,000	6,766,153
3.5% 2/1/25	7,488,000	7,355,331
3.75% 5/1/24	7,900,000	7,468,884
4% 3/1/28	10,351,000	9,739,345
4.125% 1/15/26	7,649,000	7,636,405
4.375% 2/1/45	3,802,000	3,462,096
4.75% 11/15/30	41,973,000	41,226,048
Weingarten Realty Investors 3.375% 10/15/22	2,433,000	2,494,520
Welltower, Inc. 4% 6/1/25	4,568,000	4,622,616
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	5,948,414
4% 2/1/25	26,847,000	27,632,621
4.6% 4/1/24	14,578,000	14,616,429
		715,177,179
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
3.95% 2/15/23	26,303,000	27,171,964
3.95% 11/15/27	20,195,000	18,947,090
4.1% 10/1/24	23,803,000	23,684,808
4.55% 10/1/29	27,295,000	28,268,687
CBRE Group, Inc. 4.875% 3/1/26	19,900,000	21,179,681
Digital Realty Trust LP:
3.95% 7/1/22	16,340,000	16,720,294
4.75% 10/1/25	11,897,000	12,411,543
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,297,577
Mack-Cali Realty LP:
3.15% 5/15/23	25,348,000	22,051,921
4.5% 4/18/22	15,420,000	14,324,858
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,686,516
Post Apartment Homes LP 3.375% 12/1/22	3,720,000	3,616,492
Tanger Properties LP:
3.125% 9/1/26	16,602,000	16,123,632
3.75% 12/1/24	16,463,000	17,070,114
3.875% 12/1/23	8,279,000	8,625,197
3.875% 7/15/27	28,881,000	28,063,605
		267,243,979

TOTAL REAL ESTATE		982,421,158

UTILITIES - 2.2%
Electric Utilities - 1.4%
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	15,724,000	15,619,402
3.743% 5/1/26	60,730,000	59,511,521
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,311,973
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	13,307,000	14,170,335
6.4% 9/15/20 (a)	37,635,000	38,441,631
Eversource Energy 2.8% 5/1/23	435,000	437,330
Exelon Corp.:
4.05% 4/15/30	7,291,000	7,220,861
4.7% 4/15/50	3,246,000	3,390,600
FirstEnergy Corp.:
4.25% 3/15/23	80,559,000	82,279,337
7.375% 11/15/31	56,726,000	76,246,198
IPALCO Enterprises, Inc.:
3.45% 7/15/20	38,333,000	38,327,334
3.7% 9/1/24	9,552,000	9,901,026
LG&E and KU Energy LLC 3.75% 11/15/20	2,440,000	2,423,219
NV Energy, Inc. 6.25% 11/15/20	3,738,000	3,845,787
		353,126,554
Gas Utilities - 0.1%
Nakilat, Inc. 6.067% 12/31/33 (a)	7,261,000	8,159,549
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	5,926,000	5,934,619
		14,094,168
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	15,202,000	14,973,970
Emera U.S. Finance LP:
2.7% 6/15/21	5,930,000	5,997,786
3.55% 6/15/26	6,732,000	6,420,726
		27,392,482
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	4,149,000	4,409,257
4.05% 4/15/25 (a)	53,700,000	57,918,194
4.25% 10/15/50 (a)	2,363,000	2,700,337
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	3,290,000	3,393,456
3.95% 4/1/50	5,775,000	6,013,782
NiSource, Inc. 2.95% 9/1/29	40,740,000	38,698,416
Puget Energy, Inc.:
6% 9/1/21	10,692,000	10,888,714
6.5% 12/15/20	2,950,000	3,012,148
Sempra Energy:
2.875% 10/1/22	1,154,000	1,157,859
6% 10/15/39	5,386,000	5,932,938
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 3.8043% 5/15/67 (b)(c)	12,629,000	10,150,884
		144,275,985

TOTAL UTILITIES		538,889,189

TOTAL NONCONVERTIBLE BONDS
(Cost $11,591,042,549)		11,170,006,737

U.S. Government and Government Agency Obligations - 19.2%
U.S. Treasury Inflation-Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Notes 0.125% 1/15/30	466,542,351	481,313,854
U.S. Treasury Obligations - 17.2%
U.S. Treasury Bonds:
2.5% 2/15/46	$55,520,000	$69,786,037
3% 5/15/45	3,943,000	5,363,404
3% 2/15/49	1,118,960,000	1,560,380,989
U.S. Treasury Notes:
1.625% 5/15/26	218,147,900	232,821,754
2% 5/31/24	311,790,000	333,128,128
2.125% 7/31/24	245,203,000	263,746,477
2.125% 11/30/24	264,890,000	286,381,270
2.25% 4/30/24	326,730,000	352,000,523
2.25% 12/31/24	195,766,000	212,987,290
2.625% 2/15/29	788,485,000	921,973,050

TOTAL U.S. TREASURY OBLIGATIONS		4,238,568,922

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,168,998,575)		4,719,882,776

U.S. Government Agency - Mortgage Securities - 41.6%
Fannie Mae - 7.9%
12 month U.S. LIBOR + 1.410% 4.376% 5/1/33 (b)(c)	2,483	2,542
12 month U.S. LIBOR + 1.440% 3.657% 4/1/37 (b)(c)	39,655	40,888
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (b)(c)	13,734	14,059
12 month U.S. LIBOR + 1.490% 3.549% 1/1/35 (b)(c)	53,412	54,950
12 month U.S. LIBOR + 1.550% 4.345% 6/1/36 (b)(c)	85,667	87,949
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (b)(c)	20,865	21,586
12 month U.S. LIBOR + 1.600% 4.483% 5/1/36 (b)(c)	103,309	105,836
12 month U.S. LIBOR + 1.630% 3.908% 3/1/33 (b)(c)	37,839	38,939
12 month U.S. LIBOR + 1.630% 4.243% 7/1/35 (b)(c)	214,811	220,784
12 month U.S. LIBOR + 1.640% 3.879% 9/1/36 (b)(c)	28,353	29,310
12 month U.S. LIBOR + 1.640% 4.157% 6/1/47 (b)(c)	46,312	48,117
12 month U.S. LIBOR + 1.660% 4.136% 11/1/36 (b)(c)	278,561	287,452
12 month U.S. LIBOR + 1.700% 3.636% 7/1/43 (b)(c)	1,071,921	1,099,386
12 month U.S. LIBOR + 1.710% 4.032% 5/1/35 (b)(c)	73,949	76,140
12 month U.S. LIBOR + 1.710% 4.588% 6/1/42 (b)(c)	58,545	59,639
12 month U.S. LIBOR + 1.740% 3.763% 3/1/40 (b)(c)	89,395	92,315
12 month U.S. LIBOR + 1.750% 3.958% 7/1/35 (b)(c)	55,870	57,794
12 month U.S. LIBOR + 1.750% 4.116% 8/1/41 (b)(c)	60,185	61,877
12 month U.S. LIBOR + 1.770% 4.639% 3/1/36 (b)(c)	129,479	134,205
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (b)(c)	142,592	146,646
12 month U.S. LIBOR + 1.800% 4.05% 12/1/40 (b)(c)	2,160,005	2,225,977
12 month U.S. LIBOR + 1.800% 4.498% 7/1/41 (b)(c)	89,056	90,696
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (b)(c)	44,436	45,865
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (b)(c)	139,711	144,339
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (b)(c)	32,449	33,111
12 month U.S. LIBOR + 1.810% 4.537% 7/1/41 (b)(c)	48,537	49,847
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (b)(c)	296,324	308,724
12 month U.S. LIBOR + 1.830% 3.907% 10/1/41 (b)(c)	25,368	25,881
12 month U.S. LIBOR + 1.850% 4.566% 5/1/36 (b)(c)	34,461	35,440
12 month U.S. LIBOR + 1.900% 4.45% 5/1/36 (b)(c)	117,352	121,392
12 month U.S. LIBOR + 1.900% 4.783% 7/1/37 (b)(c)	98,353	101,631
6 month U.S. LIBOR + 1.310% 3.313% 5/1/34 (b)(c)	147,171	149,186
6 month U.S. LIBOR + 1.420% 3.314% 9/1/33 (b)(c)	178,120	181,387
6 month U.S. LIBOR + 1.500% 3.396% 1/1/35 (b)(c)	71,787	73,243
6 month U.S. LIBOR + 1.510% 3.385% 2/1/33 (b)(c)	498	508
6 month U.S. LIBOR + 1.530% 3.51% 12/1/34 (b)(c)	42,431	43,348
6 month U.S. LIBOR + 1.530% 3.553% 3/1/35 (b)(c)	36,345	37,136
6 month U.S. LIBOR + 1.550% 3.643% 10/1/33 (b)(c)	4,933	5,038
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (b)(c)	7,894	8,078
6 month U.S. LIBOR + 1.740% 3.74% 12/1/34 (b)(c)	1,163	1,195
6 month U.S. LIBOR + 1.960% 4.164% 9/1/35 (b)(c)	15,204	15,698
6 month U.S. LIBOR + 2.460% 4.375% 3/1/36 (b)(c)	55,091	56,948
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.833% 3/1/35 (b)(c)	21,568	22,421
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.007% 8/1/36 (b)(c)	361,767	377,093
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (b)(c)	88,027	91,169
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.263% 10/1/33 (b)(c)	67,234	69,624
U.S. TREASURY 1 YEAR INDEX + 2.420% 4.399% 5/1/35 (b)(c)	29,911	31,054
U.S. TREASURY 1 YEAR INDEX + 2.440% 4.531% 7/1/34 (b)(c)	103,515	107,438
2.5% 12/1/26 to 8/1/43	60,527,124	63,201,175
3% 11/1/26 to 7/1/46	539,932,962	569,248,699
3.25% 12/1/41	21,715	23,097
3.4% 7/1/42 to 9/1/42	447,457	475,980
3.5% 7/1/32 to 11/1/49	488,328,384	519,927,901
3.525% 5/1/42	12,080	13,034
3.65% 5/1/42 to 8/1/42	290,231	311,403
3.9% 4/1/42	32,633	35,447
4% 5/1/29 to 11/1/49	473,174,771	510,840,323
4.25% 11/1/41	105,097	115,262
4.5% to 4.5% 6/1/20 to 9/1/49	166,714,457	181,584,819
5% 5/1/20 to 3/1/45	40,009,052	44,256,771
5.242% 8/1/41 (b)	1,364,438	1,496,355
5.5% 9/1/21 to 5/1/49	21,327,809	23,849,302
6% to 6% 6/1/20 to 1/1/42	17,915,779	20,806,667
6.5% 8/1/20 to 4/1/37	1,005,598	1,129,830
6.545% 2/1/39 (b)	1,329,492	1,446,061
7% to 7% 9/1/21 to 7/1/37	1,102,377	1,242,179
7.5% to 7.5% 2/1/22 to 2/1/32	771,068	880,926
8% 8/1/29 to 3/1/37	10,038	12,025
9.5% 9/1/21	40	40

TOTAL FANNIE MAE		1,948,031,177

Freddie Mac - 5.4%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (b)(c)	27,221	27,908
12 month U.S. LIBOR + 1.370% 3.523% 3/1/36 (b)(c)	90,955	93,530
12 month U.S. LIBOR + 1.500% 3.733% 3/1/36 (b)(c)	69,125	71,283
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (b)(c)	23,673	24,345
12 month U.S. LIBOR + 1.750% 3.755% 12/1/40 (b)(c)	1,004,699	1,034,619
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (b)(c)	426,734	438,861
12 month U.S. LIBOR + 1.750% 4.408% 7/1/41 (b)(c)	271,931	279,319
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (b)(c)	31,404	32,523
12 month U.S. LIBOR + 1.800% 4.585% 5/1/35 (b)(c)	128,074	132,121
12 month U.S. LIBOR + 1.860% 4.739% 4/1/36 (b)(c)	31,276	32,313
12 month U.S. LIBOR + 1.870% 4.331% 10/1/42 (b)(c)	174,277	179,617
12 month U.S. LIBOR + 1.870% 4.817% 4/1/41 (b)(c)	23,143	23,706
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	36,343	36,678
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(c)	40,401	41,539
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (b)(c)	77,805	79,940
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (b)(c)	53,225	54,314
12 month U.S. LIBOR + 1.910% 4.813% 5/1/41 (b)(c)	69,469	71,308
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (b)(c)	17,862	18,489
12 month U.S. LIBOR + 1.990% 4.913% 4/1/38 (b)(c)	80,453	82,883
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (b)(c)	45,334	46,865
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (b)(c)	1,317	1,365
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (b)(c)	77,049	80,144
6 month U.S. LIBOR + 1.120% 3.148% 8/1/37 (b)(c)	27,987	28,198
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (b)(c)	4,656	4,758
6 month U.S. LIBOR + 1.650% 3.818% 4/1/35 (b)(c)	137,576	140,593
6 month U.S. LIBOR + 1.660% 3.596% 2/1/37 (b)(c)	93,033	95,391
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (b)(c)	45,831	47,177
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (b)(c)	11,868	12,169
6 month U.S. LIBOR + 1.840% 3.953% 10/1/36 (b)(c)	131,878	135,588
6 month U.S. LIBOR + 1.860% 3.94% 10/1/35 (b)(c)	66,748	68,685
6 month U.S. LIBOR + 2.020% 4.025% 6/1/37 (b)(c)	21,690	22,306
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (b)(c)	34,927	35,946
6 month U.S. LIBOR + 2.680% 4.742% 10/1/35 (b)(c)	59,362	61,334
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.467% 6/1/33 (b)(c)	103,204	106,788
U.S. TREASURY 1 YEAR INDEX + 2.240% 3.869% 1/1/35 (b)(c)	5,354	5,587
U.S. TREASURY 1 YEAR INDEX + 2.260% 4.828% 6/1/33 (b)(c)	175,084	180,638
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.441% 3/1/35 (b)(c)	379,836	394,304
2.5% 11/1/27 to 5/1/34	103,896,020	108,149,586
3% 6/1/31 to 1/1/50	171,860,162	181,961,592
3.5% 6/1/27 to 7/1/49	482,019,846	514,730,977
3.5% 8/1/47	32,214,871	34,241,457
4% 6/1/33 to 10/1/48	337,055,453	365,066,258
4% 4/1/48	465,867	497,790
4.5% 6/1/25 to 12/1/48	96,395,923	104,919,667
5% 6/1/20 to 7/1/41	23,147,591	25,612,602
5.5% 4/1/20 to 6/1/22	82,699	84,690
6% 10/1/21 to 12/1/37	1,725,849	1,987,026
6.5% 7/1/21 to 9/1/39	2,836,583	3,290,646
7% 6/1/21 to 9/1/36	617,373	708,143
7.5% 4/1/22 to 6/1/32	193,066	218,586
8% 7/1/24 to 4/1/32	25,623	29,178
8.5% 9/1/21 to 1/1/28	14,146	15,824

TOTAL FREDDIE MAC		1,345,737,154

Ginnie Mae - 9.8%
3% 5/15/42 to 4/20/50 (d)	36,311,003	38,611,231
3.5% 9/20/40 to 2/20/50	371,421,095	395,938,094
4% 7/15/39 to 7/20/49	960,086,060	1,026,530,428
4.5% 6/20/33 to 6/20/48	153,403,954	166,435,021
5.5% 7/15/33 to 9/15/39	1,990,012	2,255,831
6% to 6% 10/15/30 to 5/15/40	1,894,752	2,173,973
7% to 7% 10/15/22 to 3/15/33	1,738,116	1,979,790
7.5% to 7.5% 2/15/22 to 9/15/31	409,315	450,736
8% 11/15/21 to 11/15/29	79,856	86,916
8.5% 10/15/21 to 11/15/31	53,366	61,637
9% 1/15/23	108	115
9.5% 12/15/20 to 3/15/23	20	20
3% 4/1/50 (d)	4,100,000	4,336,434
3% 4/1/50 (d)	12,450,000	13,167,952
3% 4/1/50 (d)	3,700,000	3,913,367
3% 4/1/50 (d)	1,950,000	2,062,450
3% 4/1/50 (d)	21,300,000	22,528,303
3% 4/1/50 (d)	56,550,000	59,811,058
3% 4/1/50 (d)	56,250,000	59,493,758
3% 4/1/50 (d)	56,550,000	59,811,058
3% 4/1/50 (d)	1,950,000	2,062,450
3% 4/1/50 (d)	56,250,000	59,493,758
3% 4/1/50 (d)	30,050,000	31,782,887
3% 4/1/50 (d)	82,150,000	86,887,328
3% 5/1/50 (d)	31,700,000	33,483,458
3% 5/1/50 (d)	31,700,000	33,483,458
3.5% 4/1/50 (d)	17,350,000	18,302,588
3.5% 4/1/50 (d)	17,350,000	18,302,588
3.5% 4/1/50 (d)	45,250,000	47,734,415
3.5% 4/1/50 (d)	21,500,000	22,680,440
3.5% 4/1/50 (d)	5,100,000	5,380,011
3.5% 4/1/50 (d)	1,100,000	1,160,395
3.5% 4/1/50 (d)	18,600,000	19,621,218
3.5% 4/1/50 (d)	9,400,000	9,916,099
3.5% 4/1/50 (d)	7,100,000	7,489,820
3.5% 4/1/50 (d)	67,000,000	70,678,581
3.5% 5/1/50 (d)	2,150,000	2,266,952
3.5% 5/1/50 (d)	21,500,000	22,669,523
3.5% 5/1/50 (d)	21,600,000	22,774,962
5% 12/15/32 to 4/20/48	28,119,767	30,947,718
6.5% 3/20/31 to 6/15/37	207,756	239,948

TOTAL GINNIE MAE		2,407,006,769

Uniform Mortgage Backed Securities - 18.5%
2.5% 4/1/50 (d)	74,500,000	77,226,141
2.5% 4/1/50 (d)	40,500,000	41,981,996
2.5% 4/1/50 (d)	58,500,000	60,640,661
2.5% 4/1/50 (d)	700,000	725,615
2.5% 4/1/50 (d)	50,000,000	51,829,625
2.5% 4/1/50 (d)	50,000,000	51,829,625
2.5% 4/1/50 (d)	17,200,000	17,829,391
2.5% 4/1/50 (d)	119,400,000	123,769,145
2.5% 4/1/50 (d)	74,500,000	77,226,141
2.5% 5/1/50 (d)	132,200,000	136,789,654
3% 4/1/50 (d)	47,250,000	49,549,005
3% 4/1/50 (d)	33,550,000	35,182,416
3% 4/1/50 (d)	100,000,000	104,865,620
3% 4/1/50 (d)	105,050,000	110,161,334
3% 4/1/50 (d)	100,000,000	104,865,620
3% 4/1/50 (d)	100,000	104,866
3% 4/1/50 (d)	60,300,000	63,233,969
3% 4/1/50 (d)	48,800,000	51,174,423
3% 4/1/50 (d)	25,600,000	26,845,599
3% 4/1/50 (d)	25,600,000	26,845,599
3% 4/1/50 (d)	13,900,000	14,576,321
3% 4/1/50 (d)	250,000,000	262,164,050
3% 4/1/50 (d)	175,400,000	183,934,297
3% 4/1/50 (d)	200,000,000	209,731,240
3% 5/1/50 (d)	110,800,000	116,074,246
3% 5/1/50 (d)	33,550,000	35,147,030
3% 5/1/50 (d)	47,250,000	49,499,171
3% 5/1/50 (d)	8,400,000	8,799,853
3% 5/1/50 (d)	55,650,000	58,299,023
3% 5/1/50 (d)	110,800,000	116,074,246
3% 5/1/50 (d)	33,550,000	35,147,030
3% 5/1/50 (d)	53,100,000	55,627,640
3.5% 4/1/50 (d)	100,200,000	105,980,007
3.5% 4/1/50 (d)	25,250,000	26,706,539
3.5% 4/1/50 (d)	200,000,000	211,536,940
3.5% 4/1/50 (d)	110,850,000	117,244,349
3.5% 4/1/50 (d)	25,000,000	26,442,118
3.5% 4/1/50 (d)	50,000,000	52,884,235
3.5% 4/1/50 (d)	64,550,000	68,273,547
3.5% 4/1/50 (d)	68,400,000	72,345,633
3.5% 4/1/50 (d)	300,200,000	317,516,947
3.5% 4/1/50 (d)	200,000,000	211,536,940
3.5% 4/1/50 (d)	75,100,000	79,432,121
3.5% 4/1/50 (d)	59,050,000	62,456,282
3.5% 4/1/50 (d)	91,850,000	97,148,340
3.5% 4/1/50 (d)	50,200,000	53,095,772
3.5% 4/1/50 (d)	50,000,000	52,884,235
3.5% 5/1/50 (d)	114,300,000	120,790,674
3.5% 5/1/50 (d)	197,700,000	208,926,652
3.5% 5/1/50 (d)	190,000,000	200,789,397
4% 4/1/50 (d)	400,000	426,972
4% 4/1/50 (d)	500,000	533,715
4% 4/1/50 (d)	500,000	533,715
4% 4/1/50 (d)	20,000,000	21,348,596
4% 4/1/50 (d)	20,000,000	21,348,596
4% 4/1/50 (d)	10,000,000	10,674,298
4% 4/1/50 (d)	10,000,000	10,674,298
4% 5/1/50 (d)	21,950,000	23,418,938
4% 5/1/50 (d)	21,950,000	23,418,938

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		4,556,119,386

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,044,503,994)		10,256,894,486

Asset-Backed Securities - 4.9%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$12,787,124	$10,612,637
Series 2019-1 Class A, 3.844% 5/15/39 (a)	18,349,885	13,824,895
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	29,028,885	21,940,751
Class B, 4.458% 10/16/39 (a)	5,105,273	3,437,077
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.1221% 7/22/32 (a)(b)(c)	29,996,000	27,306,139
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 3.1635% 1/20/33 (a)(b)(c)	13,523,000	12,867,094
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	13,236,067	9,487,030
Class B, 4.335% 1/16/40 (a)	2,108,877	1,395,521
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	24,769,000	23,693,728
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.0313% 1/15/29 (a)(b)(c)	13,805,000	13,312,879
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.25% 4/17/33 (a)(b)(c)	9,617,000	8,946,166
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 3.2332% 1/17/33 (a)(b)(c)	10,450,000	9,982,436
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	37,917,687	27,744,702
Class AA, 2.487% 12/16/41 (a)	7,210,125	5,876,831
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 2.5793% 5/25/29 (b)(c)	1,870,407	1,852,609
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 2.6441% 7/25/29 (b)(c)	1,181,284	1,174,415
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.6167% 4/15/29 (a)(b)(c)	28,924,000	28,111,322
Capital One Prime Auto Receivables Trust Series 2019-2 Class A3, 1.92% 5/15/24	21,600,000	21,799,351
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (a)	5,613,000	5,563,790
Class A3, 2.3% 9/15/23 (a)	9,276,000	9,079,940
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	27,321,634	19,115,059
Class B, 5.095% 4/15/39 (a)	11,293,279	7,391,642
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	28,410,441	20,646,396
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	21,046,000	19,617,882
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 2.9304% 5/29/32 (a)(b)(c)	15,387,000	14,426,282
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	16,698,000	16,671,313
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 1.7146% 9/28/30 (b)(c)	1,587,587	1,564,298
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	40,813,636	38,132,335
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	2,704,177	2,611,992
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	6,678,862	6,609,578
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	15,286,145	14,706,189
Class A2II, 4.03% 11/20/47 (a)	25,804,045	24,219,419
Dell Equipment Finance Trust Series 2019-2 Class A3, 1.91% 10/22/24 (a)	21,841,000	21,230,463
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	20,860,000	20,313,935
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	9,296,000	8,899,860
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.1113% 4/15/29 (a)(b)(c)	36,870,000	35,953,449
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.0218% 5/15/32 (a)(b)(c)	25,176,000	24,100,708
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 0% 4/17/33 (a)(b)(c)	20,000,000	19,090,560
Enterprise Fleet Financing LLC Series 2019-3 Class A2, 2.06% 5/20/25 (a)	32,556,000	32,424,484
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	21,184,133	21,007,350
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.820% 1.7716% 3/25/34 (b)(c)	1,080	1,068
Flagship Credit Auto Trust Series 2019-4 Class A, 2.17% 6/17/24 (a)	21,353,745	21,000,744
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	27,566,000	26,357,424
Honda Automobile Receivables Series 2020-1 Class A2, 1.63% 10/21/22	7,250,000	7,263,630
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	12,941,729	9,474,663
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	15,551,384	10,878,709
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	22,374,000	22,069,266
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.120% 2.0716% 7/25/33 (b)(c)	1,274,983	1,165,113
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.0391% 1/20/29 (a)(b)(c)	12,189,000	11,801,902
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.1313% 7/15/32 (a)(b)(c)	29,964,000	28,717,288
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	13,483,000	12,898,701
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.0991% 4/20/30 (a)(b)(c)	27,862,000	26,878,221
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 3.2371% 1/15/33 (a)(b)(c)	17,993,000	17,165,196
Magnetite XXIII, Ltd. Series 2019-23A Class A, 3 month U.S. LIBOR + 1.300% 3.1701% 10/25/32 (a)(b)(c)	16,300,000	15,517,665
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	13,693,112	13,202,772
Series 2020-1A Class A, 2.24% 3/15/30 (a)	9,992,015	9,686,803
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.7571% 10/20/30 (a)(b)(c)	28,420,000	26,788,493
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 1.5466% 7/26/66 (a)(b)(c)	985,503	974,168
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.4566% 9/25/35 (b)(c)	1,156,730	1,140,848
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.1361% 7/17/32 (a)(b)(c)	29,962,000	28,716,809
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.1916% 1/25/36 (b)(c)	2,806,803	2,668,185
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	21,343,508	16,732,883
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	23,834,641	16,675,976
Prosper Marketplace Issuance Trust:
Series 2019-3A Class A, 3.19% 7/15/25 (a)	3,367,089	3,231,417
Series 2019-4A Class A, 2.48% 2/17/26 (a)	6,466,730	6,143,310
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	14,521,743	13,857,489
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	27,085,000	17,518,589
Class B, 4.335% 3/15/40 (a)	2,469,000	1,441,754
SBA Tower Trust Series 2019, 2.836% 1/15/50 (a)	28,285,000	27,311,263
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 1.2105% 12/15/27 (a)(b)(c)	2,139,807	2,118,027
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	23,093,627	22,167,033
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1% 1/20/29 (a)(b)(c)	19,234,000	18,561,349
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8066% 9/25/34 (b)(c)	63,433	55,505
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	36,498,214	25,956,515
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	39,472,263	27,598,110
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	1,657,001	1,701,135
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	4,253,142	4,277,671
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.4603% 4/6/42 (a)(b)(c)	3,641,000	2,330,240
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	13,439,021	12,956,134
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.1813% 4/15/32 (a)(b)(c)	31,061,000	29,669,467
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.0891% 7/20/32 (a)(b)(c)	31,233,000	29,893,292
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	4,393,000	4,342,484
TOTAL ASSET-BACKED SECURITIES
(Cost $1,348,267,827)		1,205,649,818

Collateralized Mortgage Obligations - 2.1%
Private Sponsor - 0.6%
Holmes Master Issuer PLC floater:
Series 2018-1A Class A2, 3 month U.S. LIBOR + 0.360% 2.1913% 10/15/54 (a)(b)(c)	1,748,572	1,737,517
Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.2513% 10/15/54 (a)(b)(c)	3,116,493	3,087,241
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	9,000,000	8,980,533
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.7968% 2/25/37 (b)(c)	40,673	40,470
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	11,701,082	11,671,513
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	31,036,801	31,478,846
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (a)	19,640,680	19,640,680
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.2113% 7/15/58 (a)(b)(c)	7,162,500	7,123,386
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.3813% 7/15/58 (a)(b)(c)	19,919,000	19,669,136
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	13,264,668	12,893,097
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.7849% 7/20/34 (b)(c)	23,097	21,044
Silverstone Master Issuer PLC floater:
Series 2015-1A Class 2A2, 3 month U.S. LIBOR + 0.550% 2.3691% 1/21/70 (a)(b)(c)	6,930,000	6,903,236
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.3891% 1/21/70 (a)(b)(c)	11,524,000	11,319,115
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.5866% 9/25/43 (b)(c)	1,354,428	1,224,739

TOTAL PRIVATE SPONSOR		135,790,553

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 1.7466% 2/25/32 (b)(c)	13,292	13,287
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.6116% 3/18/32 (b)(c)	23,741	23,852
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.9466% 4/25/32 (b)(c)	27,117	27,232
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.9466% 10/25/32 (b)(c)	35,343	35,569
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.6966% 1/25/32 (b)(c)	13,189	13,132
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.1534% 12/25/33 (b)(e)(f)	445,783	122,987
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.7334% 11/25/36 (b)(e)(f)	326,429	71,398
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 1.2466% 1/25/43 (b)(c)	1,553,400	1,519,577
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 1.2966% 5/25/47 (b)(c)	3,543,071	3,475,154
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 1.2466% 5/25/48 (b)(c)	2,155,081	2,107,203
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 1.2466% 6/25/48 (b)(c)	8,875,933	8,734,044
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	8,029	8,471
Series 1993-207 Class H, 6.5% 11/25/23	136,140	146,610
Series 1996-28 Class PK, 6.5% 7/25/25	48,914	52,804
Series 1999-17 Class PG, 6% 4/25/29	192,535	213,709
Series 1999-32 Class PL, 6% 7/25/29	183,022	205,341
Series 1999-33 Class PK, 6% 7/25/29	136,420	151,872
Series 1999-54 Class PH, 6.5% 11/18/29	420,330	452,413
Series 1999-57 Class PH, 6.5% 12/25/29	539,022	623,216
Series 2001-52 Class YZ, 6.5% 10/25/31	16,593	19,600
Series 2003-28 Class KG, 5.5% 4/25/23	74,264	78,180
Series 2005-102 Class CO 11/25/35 (g)	88,117	82,615
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 15.0888% 8/25/35 (b)(f)	26,720	36,632
Series 2005-81 Class PC, 5.5% 9/25/35	242,655	274,359
Series 2006-12 Class BO 10/25/35 (g)	425,476	397,112
Series 2006-37 Class OW 5/25/36 (g)	41,471	38,815
Series 2006-45 Class OP 6/25/36 (g)	146,217	136,531
Series 2006-62 Class KP 4/25/36 (g)	236,151	222,287
Series 2012-149:
Class DA, 1.75% 1/25/43	673,786	686,938
Class GA, 1.75% 6/25/42	715,607	729,218
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	39,623	45,603
Series 1999-25 Class Z, 6% 6/25/29	151,640	173,282
Series 2001-20 Class Z, 6% 5/25/31	197,242	220,274
Series 2001-31 Class ZC, 6.5% 7/25/31	109,770	127,364
Series 2002-16 Class ZD, 6.5% 4/25/32	62,905	74,517
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 6.6034% 11/25/32 (b)(e)(f)	244,923	38,325
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	508,115	37,510
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.6934% 12/25/36 (b)(e)(f)	224,234	59,618
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.4934% 5/25/37 (b)(e)(f)	122,663	27,620
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 17.1222% 9/25/23 (b)(f)	6,426	7,779
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.1534% 3/25/33 (b)(e)(f)	32,272	7,602
Series 2005-72 Class ZC, 5.5% 8/25/35	1,770,544	1,986,585
Series 2005-79 Class ZC, 5.9% 9/25/35	944,432	1,087,651
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 34.9402% 6/25/37 (b)(f)	105,994	228,764
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 33.9202% 7/25/37 (b)(f)	160,932	346,757
Class SB, 39.600% - 1 month U.S. LIBOR 33.9202% 7/25/37 (b)(f)	54,114	104,484
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.4034% 3/25/38 (b)(e)(f)	840,372	175,777
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 5.4134% 6/25/21 (b)(e)(f)	54	1
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.1034% 12/25/40 (b)(e)(f)	789,278	160,880
Class ZA, 4.5% 12/25/40	549,180	606,971
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	514,034	36,040
Series 2010-150 Class ZC, 4.75% 1/25/41	3,469,570	3,917,454
Series 2010-17 Class DI, 4.5% 6/25/21 (e)	167	1
Series 2010-95 Class ZC, 5% 9/25/40	7,419,151	8,455,760
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	22,768	96
Series 2011-39 Class ZA, 6% 11/25/32	567,551	662,917
Series 2011-4 Class PZ, 5% 2/25/41	1,468,852	1,675,295
Series 2011-67 Class AI, 4% 7/25/26 (e)	171,696	10,960
Series 2011-83 Class DI, 6% 9/25/26 (e)	133,237	6,330
Series 2012-100 Class WI, 3% 9/25/27 (e)	2,519,273	161,698
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.7034% 12/25/30 (b)(e)(f)	892,011	59,147
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.6034% 6/25/41 (b)(e)(f)	1,186,881	115,985
Series 2013-133 Class IB, 3% 4/25/32 (e)	1,767,988	65,190
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.1034% 1/25/44 (b)(e)(f)	826,039	131,669
Series 2013-51 Class GI, 3% 10/25/32 (e)	564,624	40,411
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.7734% 6/25/35 (b)(e)(f)	631,957	143,805
Series 2015-42 Class IL, 6% 6/25/45 (e)	3,638,382	733,187
Series 2015-70 Class JC, 3% 10/25/45	3,868,206	4,110,700
Series 2017-30 Class AI, 5.5% 5/25/47 (e)	1,851,986	356,494
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 5.2534% 10/25/47 (b)(e)(f)	33,795,540	5,315,903
Series 2018-3 Class SB, 6.150% - 1 month U.S. LIBOR 5.2034% 2/25/48 (b)(e)(f)	76,526,777	11,776,063
Series 2019-67 Class SA, 6.050% - 1 month U.S. LIBOR 5.1034% 11/25/49 (b)(e)(f)	54,915,541	10,069,001
Series 2019-82 Class PI, 4% 6/25/49 (e)	18,483,908	2,319,041
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (e)	123,481	22,158
Series 343 Class 16, 5.5% 5/25/34 (e)	107,779	17,512
Series 348 Class 14, 6.5% 8/25/34 (b)(e)	73,529	16,345
Series 351:
Class 12, 5.5% 4/25/34 (b)(e)	45,381	8,161
Class 13, 6% 3/25/34 (e)	66,059	12,037
Series 359 Class 19, 6% 7/25/35 (b)(e)	38,726	7,698
Series 384 Class 6, 5% 7/25/37 (e)	513,251	85,189
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 1.5046% 1/15/32 (b)(c)	10,880	10,873
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.6046% 3/15/32 (b)(c)	14,970	14,979
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.7046% 3/15/32 (b)(c)	15,214	15,309
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.6046% 6/15/31 (b)(c)	27,316	27,387
Class FG, 1 month U.S. LIBOR + 0.900% 1.6046% 3/15/32 (b)(c)	8,606	8,629
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 1.0546% 8/15/47 (b)(c)	1,810,511	1,773,474
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.9546% 5/15/37 (b)(c)	606,844	597,401
planned amortization class:
Series 2006-15 Class OP 3/25/36 (g)	451,544	423,471
Series 2095 Class PE, 6% 11/15/28	212,944	237,258
Series 2101 Class PD, 6% 11/15/28	17,919	19,907
Series 2121 Class MG, 6% 2/15/29	86,783	96,673
Series 2131 Class BG, 6% 3/15/29	611,774	683,417
Series 2137 Class PG, 6% 3/15/29	88,582	99,021
Series 2154 Class PT, 6% 5/15/29	156,345	174,761
Series 2162 Class PH, 6% 6/15/29	32,403	35,972
Series 2520 Class BE, 6% 11/15/32	216,954	249,149
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.8954% 3/15/23 (b)(e)(f)	2,350	47
Series 2693 Class MD, 5.5% 10/15/33	549,852	635,357
Series 2802 Class OB, 6% 5/15/34	267,882	298,742
Series 2962 Class BE, 4.5% 4/15/20	1,485	1,485
Series 3002 Class NE, 5% 7/15/35	597,521	662,001
Series 3110 Class OP 9/15/35 (g)	255,364	246,758
Series 3119 Class PO 2/15/36 (g)	538,056	504,971
Series 3121 Class KO 3/15/36 (g)	83,384	79,188
Series 3123 Class LO 3/15/36 (g)	305,892	287,332
Series 3145 Class GO 4/15/36 (g)	296,633	280,180
Series 3189 Class PD, 6% 7/15/36	510,979	609,359
Series 3225 Class EO 10/15/36 (g)	162,063	151,982
Series 3258 Class PM, 5.5% 12/15/36	247,488	276,826
Series 3415 Class PC, 5% 12/15/37	202,191	226,726
Series 3786 Class HI, 4% 3/15/38 (e)	375,238	12,664
Series 3806 Class UP, 4.5% 2/15/41	1,600,697	1,755,552
Series 3832 Class PE, 5% 3/15/41	2,272,000	2,554,077
Series 4135 Class AB, 1.75% 6/15/42	537,553	547,924
Series 4765 Class PE, 3% 12/15/41	2,860,803	2,949,012
sequential payer:
Series 2135 Class JE, 6% 3/15/29	40,412	45,523
Series 2274 Class ZM, 6.5% 1/15/31	54,215	62,614
Series 2281 Class ZB, 6% 3/15/30	112,094	124,096
Series 2303 Class ZV, 6% 4/15/31	54,971	61,726
Series 2357 Class ZB, 6.5% 9/15/31	412,803	487,279
Series 2502 Class ZC, 6% 9/15/32	102,620	117,596
Series 2519 Class ZD, 5.5% 11/15/32	159,004	179,076
Series 2546 Class MJ, 5.5% 3/15/23	45,817	48,287
Series 2601 Class TB, 5.5% 4/15/23	20,483	21,579
Series 2998 Class LY, 5.5% 7/15/25	81,311	87,297
Series 3871 Class KB, 5.5% 6/15/41	2,776,811	3,314,804
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.8954% 2/15/36 (b)(e)(f)	162,222	40,723
Series 2013-4281 Class AI, 4% 12/15/28 (e)	1,560,430	91,249
Series 2017-4683 Class LM, 3% 5/15/47	4,701,186	4,932,062
Series 2017-4720 Class IO, 4% 9/15/47 (e)	28,118,449	3,050,458
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 5.4954% 8/15/47 (b)(e)(f)	23,676,541	2,678,461
Series 2018-4765 Class IB, 4% 3/15/48 (e)	22,905,028	2,739,670
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 42.2199% 8/15/24 (b)(f)	1,431	1,804
Class SD, 86.400% - 1 month U.S. LIBOR 77.2898% 8/15/24 (b)(f)	2,235	3,345
Series 2933 Class ZM, 5.75% 2/15/35	1,947,841	2,317,789
Series 2935 Class ZK, 5.5% 2/15/35	1,874,008	2,132,606
Series 2947 Class XZ, 6% 3/15/35	818,154	947,547
Series 2996 Class ZD, 5.5% 6/15/35	1,415,436	1,682,533
Series 3237 Class C, 5.5% 11/15/36	2,152,145	2,504,180
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.9554% 11/15/36 (b)(e)(f)	674,425	162,997
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.0454% 3/15/37 (b)(e)(f)	995,478	256,832
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.0554% 4/15/37 (b)(e)(f)	1,412,278	370,775
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 5.8754% 6/15/37 (b)(e)(f)	505,015	111,842
Series 3949 Class MK, 4.5% 10/15/34	432,865	472,446
Series 4055 Class BI, 3.5% 5/15/31 (e)	1,669,493	71,945
Series 4149 Class IO, 3% 1/15/33 (e)	272,770	26,340
Series 4314 Class AI, 5% 3/15/34 (e)	504,922	38,352
Series 4427 Class LI, 3.5% 2/15/34 (e)	2,934,974	161,741
Series 4471 Class PA 4% 12/15/40	2,906,845	3,087,767
target amortization class Series 2156 Class TC, 6.25% 5/15/29	110,022	119,396
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.5585% 2/15/24 (b)(c)	33,523	33,404
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	78,659	87,504
Series 2056 Class Z, 6% 5/15/28	156,014	173,811
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, 1 month U.S. LIBOR + 0.300% 1.0046% 5/15/48 (b)(c)	6,215,263	6,109,931
Series 4386 Class AZ, 4.5% 11/15/40	4,982,052	5,491,504
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	1,937,855	2,022,756
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.9854% 6/16/37 (b)(e)(f)	295,091	72,117
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.1626% 3/20/60 (b)(c)(h)	3,668,245	3,633,068
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.9426% 7/20/60 (b)(c)(h)	441,294	433,261
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.9619% 9/20/60 (b)(c)(h)	534,168	524,806
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.9619% 8/20/60 (b)(c)(h)	562,812	553,339
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.0419% 12/20/60 (b)(c)(h)	1,203,839	1,184,250
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.1619% 12/20/60 (b)(c)(h)	1,617,481	1,600,847
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.1619% 2/20/61 (b)(c)(h)	2,934,365	2,912,331
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.1519% 2/20/61 (b)(c)(h)	3,990,190	3,958,447
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.1619% 4/20/61 (b)(c)(h)	1,415,547	1,400,076
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.1619% 5/20/61 (b)(c)(h)	1,886,639	1,864,713
Class FC, 1 month U.S. LIBOR + 0.500% 2.1619% 5/20/61 (b)(c)(h)	1,594,935	1,577,246
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.1919% 6/20/61 (b)(c)(h)	1,894,363	1,875,566
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.2119% 9/20/61 (b)(c)(h)	4,653,139	4,604,172
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.2619% 10/20/61 (b)(c)(h)	2,210,897	2,192,078
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 1.1729% 8/20/42 (b)(c)	1,485,072	1,466,969
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.3619% 11/20/61 (b)(c)(h)	2,046,149	2,033,452
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.3619% 1/20/62 (b)(c)(h)	1,304,365	1,296,398
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.2919% 1/20/62 (b)(c)(h)	1,964,161	1,949,213
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.2919% 3/20/62 (b)(c)(h)	1,222,975	1,211,746
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.3119% 5/20/61 (b)(c)(h)	65,699	65,307
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.1819% 10/20/62 (b)(c)(h)	57,336	56,793
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.1919% 7/20/60 (b)(c)(h)	46,622	46,375
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.0219% 3/20/63 (b)(c)(h)	70,175	69,166
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.2619% 1/20/64 (b)(c)(h)	1,868,899	1,855,521
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.2619% 12/20/63 (b)(c)(h)	6,183,655	6,130,145
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.1619% 6/20/64 (b)(c)(h)	1,638,271	1,620,190
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.9619% 3/20/65 (b)(c)(h)	71,472	70,811
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.9419% 5/20/63 (b)(c)(h)	112,001	111,202
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.8619% 4/20/63 (b)(c)(h)	167,754	165,689
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.0619% 12/20/62 (b)(c)(h)	233,030	231,400
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 1.0229% 10/20/47 (b)(c)	4,373,779	4,264,562
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 1.1229% 11/20/48 (b)(c)	11,836,679	11,687,100
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 1.0729% 5/20/48 (b)(c)	5,341,835	5,235,279
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 1.0729% 6/20/48 (b)(c)	6,235,389	6,099,401
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 1.0729% 6/20/48 (b)(c)	6,847,819	6,753,166
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 8.4542% 12/20/40 (b)(f)	3,849,000	4,574,227
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	380,969	24,581
Series 2016-69 Class WA, 3% 2/20/46	1,984,276	2,090,573
Series 2017-134 Class BA, 2.5% 11/20/46	777,073	816,389
Series 2017-153 Class GA, 3% 9/20/47	7,687,118	8,080,220
Series 2017-182 Class KA, 3% 10/20/47	7,202,643	7,567,322
Series 2018-13 Class Q, 3% 4/20/47	9,428,513	9,859,087
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	893,334	1,013,507
Series 2010-160 Class DY, 4% 12/20/40	8,017,736	9,051,527
Series 2010-170 Class B, 4% 12/20/40	1,781,638	2,011,125
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	2,069,641	2,066,144
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.1619% 9/20/62 (b)(c)(h)	1,736,111	1,733,961
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.3119% 11/20/65 (b)(c)(h)	232,893	232,725
Series 2017-139 Class BA, 3% 9/20/47	19,838,380	21,189,471
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.7954% 5/16/34 (b)(e)(f)	164,793	35,065
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 6.4954% 8/17/34 (b)(e)(f)	185,181	46,443
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 35.9722% 6/16/37 (b)(f)	8,945	17,245
Series 2010-116 Class QB, 4% 9/16/40	571,552	613,688
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.2454% 2/16/40 (b)(e)(f)	1,185,223	220,772
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.9426% 5/20/60 (b)(c)(h)	1,440,849	1,415,736
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.3271% 7/20/41 (b)(e)(f)	732,126	130,196
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.9954% 6/16/42 (b)(e)(f)	626,773	143,296
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 7.6362% 4/20/39 (b)(f)	482,611	500,884
Class ST, 8.800% - 1 month U.S. LIBOR 7.7695% 8/20/39 (b)(f)	1,779,054	1,844,949
Series 2013-149 Class MA, 2.5% 5/20/40	9,235,613	9,638,208
Series 2014-2 Class BA, 3% 1/20/44	12,774,923	13,764,545
Series 2014-21 Class HA, 3% 2/20/44	5,783,375	6,241,770
Series 2014-25 Class HC, 3% 2/20/44	8,795,653	9,550,921
Series 2014-5 Class A, 3% 1/20/44	7,973,133	8,589,112
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	2,079,281	2,083,437
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	1,353,663	1,353,492
Series 2015-H21:
Class HA, 2.5% 6/20/63 (h)	14,349	14,334
Class JA, 2.5% 6/20/65 (h)	1,095,267	1,095,170
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2% 5/20/66 (b)(c)(h)	12,333,982	12,258,253
Series 2017-186 Class HK, 3% 11/16/45	7,444,128	7,859,687
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.85% 8/20/66 (b)(c)(h)	12,671,700	12,555,352
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1803% 5/20/65 (b)(h)	436,789	458,476

TOTAL U.S. GOVERNMENT AGENCY		381,117,372

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $518,047,732)		516,907,925

Commercial Mortgage Securities - 3.9%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,000,000	36,793,800
Class ANM, 3.112% 11/5/32 (a)	17,278,000	16,849,354
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	3,878,000	3,586,521
Class CNM, 3.8425% 11/5/32 (a)(b)	1,604,000	1,458,128
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	4,200,000	4,534,869
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,940,022
Bayview Commercial Asset Trust:
Series 2004-1, Class IO, 1.25% 4/25/34 (a)(e)	802,186	29,082
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(e)(i)	16,362,693	2
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,608,088
Series 2018-B7 Class A4, 4.51% 5/15/53	13,600,000	15,548,287
Series 2019-B13 Class A4, 2.952% 8/15/57	18,600,000	19,290,927
Series 2019-B14 Class A5, 3.0486% 12/15/62	4,452,000	4,654,150
Series 2018-B8 Class A5, 4.2317% 1/15/52	4,800,000	5,388,440
Series 2019-B14 Class XA, 0.7909% 12/15/62 (b)(e)	109,935,781	5,565,345
Series 2020-B17 Class XA, 1.5424% 3/15/53 (b)(e)	110,000,000	10,448,735
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA Class A, 1 month U.S. LIBOR + 0.670% 1.3757% 3/15/37 (a)(b)(c)	1,540,000	1,424,347
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.7046% 12/15/36 (a)(b)(c)	15,854,000	14,425,333
Class C, 1 month U.S. LIBOR + 1.120% 1.8246% 12/15/36 (a)(b)(c)	12,649,000	11,382,492
Class D, 1 month U.S. LIBOR + 1.250% 1.9546% 12/15/36 (a)(b)(c)	19,757,000	17,581,045
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.5806% 11/15/32 (a)(b)(c)	6,805,000	6,119,255
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 1.5046% 12/15/36 (a)(b)(c)	38,101,000	35,335,066
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.7923% 9/15/37 (a)(b)(c)	10,591,024	9,248,232
Class B, 1 month U.S. LIBOR + 1.320% 2.0296% 9/15/37 (a)(b)(c)	12,045,566	10,441,664
Class D, 1 month U.S. LIBOR + 2.620% 3.3296% 9/15/37 (a)(b)(c)	9,224,499	6,341,387
Series 2018-IND:
Class A, 1 month U.S. LIBOR + 0.750% 1.4546% 11/15/35 (a)(b)(c)	14,136,449	13,357,412
Class F, 1 month U.S. LIBOR + 1.800% 2.5046% 11/15/35 (a)(b)(c)	9,692,200	8,551,280
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.0046% 4/15/34 (a)(b)(c)	15,742,000	14,102,973
Class C, 1 month U.S. LIBOR + 1.600% 2.3046% 4/15/34 (a)(b)(c)	10,407,000	9,168,143
Class D, 1 month U.S. LIBOR + 1.900% 2.6046% 4/15/34 (a)(b)(c)	10,925,000	9,521,396
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.7846% 10/15/36 (a)(b)(c)	13,403,314	12,564,454
Class C, 1 month U.S. LIBOR + 1.250% 1.9546% 10/15/36 (a)(b)(c)	16,850,399	15,289,645
Class D, 1 month U.S. LIBOR + 1.450% 2.1546% 10/15/36 (a)(b)(c)	23,867,816	21,358,440
Class E, 1 month U.S. LIBOR + 1.800% 2.5046% 10/15/36 (a)(b)(c)	33,535,514	29,338,246
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 2.3046% 12/15/36 (a)(b)(c)	16,049,000	14,120,751
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.7046% 4/15/34 (a)(b)(c)	27,974,000	25,426,511
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.6246% 10/15/36 (a)(b)(c)	69,266,539	65,885,265
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.6546% 11/15/36 (a)(b)(c)	12,876,000	11,710,732
Class B, 1 month U.S. LIBOR + 1.250% 1.9546% 11/15/36 (a)(b)(c)	6,900,000	5,773,484
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.8246% 6/15/34 (a)(b)(c)	42,299,000	39,400,770
Class B, 1 month U.S. LIBOR + 1.500% 2.2046% 6/15/34 (a)(b)(c)	7,461,000	7,033,432
Class C, 1 month U.S. LIBOR + 1.750% 2.4546% 6/15/34 (a)(b)(c)	8,428,000	7,995,892
COMM Mortgage Trust:
sequential payer:
Series 2012=CR5 Class AM, 3.223% 12/10/45 (a)	2,000,000	1,997,080
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,493,000	5,810,873
Series 2015-CR27 Class A3, 3.349% 10/10/48	18,900,000	19,939,974
Series 2012-CR1 Class AM, 3.912% 5/15/45	3,040,000	3,075,952
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.6846% 5/15/36 (a)(b)(c)	39,860,000	37,464,693
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	18,322,000	18,259,839
Class B, 4.5349% 4/15/36 (a)	5,603,000	5,441,118
Class C, 4.782% 4/15/36 (a)(b)	3,781,000	3,550,076
Class D, 4.782% 4/15/36 (a)(b)	7,560,000	6,875,498
Freddie Mac:
sequential payer Series 2020-K104 Class A2, 2.253% 2/25/52	14,800,000	15,791,823
Series 2017-K727 Class A2, 2.946% 7/25/24	2,170,000	2,293,250
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 2.1546% 9/15/31 (a)(b)(c)	14,400,000	13,172,374
sequential payer Series 2019-GC38 Class A4, 3.968% 2/10/52	14,350,000	15,496,609
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	14,957,000	15,102,114
Series 2013-GC16 Class A/S, 4.649% 11/10/46	3,955,000	4,100,590
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	6,681,000	6,889,593
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.7046% 9/15/29 (a)(b)(c)	14,308,000	13,297,477
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	3,450,000	3,356,702
Class DFX, 5.3503% 7/5/33 (a)	5,307,000	4,723,263
Class EFX, 5.5422% 7/5/33 (a)	7,262,000	6,017,255
Morgan Stanley BAML Trust sequential payer Series 2017-C33 Class A4, 3.337% 5/15/50	36,600,000	39,005,941
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.9546% 8/15/33 (a)(b)(c)	773,000	724,763
Class C, 1 month U.S. LIBOR + 1.500% 2.2046% 8/15/33 (a)(b)(c)	1,861,000	1,753,985
sequential payer:
Series 2014-CPT Class A, 3.35% 7/13/29 (a)	30,000,000	29,547,810
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	37,485,000	36,396,102
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	13,474,633
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	5,415,000	5,003,357
Class C, 3.1771% 11/10/36 (a)	5,196,000	4,576,974
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	2,182,038	2,143,143
Class B, 4.181% 11/15/34 (a)	7,689,950	7,366,818
Class C, 5.205% 11/15/34 (a)	5,394,100	5,207,741
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	599,020	690,316
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 2.2546% 3/15/36 (a)(b)(c)	4,500,000	3,903,309
Class C, 1 month U.S. LIBOR + 2.100% 2.8046% 3/15/36 (a)(b)(c)	24,454,000	21,051,519
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2016-LC24 Class A3, 2.684% 10/15/49	19,800,000	20,142,275
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	15,015,031
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,012,369,821)		962,253,267

Municipal Securities - 1.2%
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	2,420,000	3,740,570
7.5% 4/1/34	16,440,000	25,927,031
7.55% 4/1/39	28,540,000	46,311,858
Series 2010, 7.625% 3/1/40	1,640,000	2,645,812
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,205,000	1,235,932
Series 2010 C1, 7.781% 1/1/35	7,020,000	8,919,752
Series 2012 B, 5.432% 1/1/42	6,950,000	6,174,241
6.05% 1/1/29	540,000	581,623
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	19,950,545	20,125,312
5.1% 6/1/33	20,175,000	20,026,310
Series 2010-1, 6.63% 2/1/35	45,930,000	49,438,133
Series 2010-3:
6.725% 4/1/35	39,580,000	42,783,605
7.35% 7/1/35	18,315,000	20,549,796
Series 2010-5, 6.2% 7/1/21	4,034,000	4,085,393
Series 2013, 4% 12/1/20	13,080,000	13,281,891
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,466,000	38,731,613
TOTAL MUNICIPAL SECURITIES
(Cost $310,290,419)		304,558,872

Foreign Government and Government Agency Obligations - 0.1%
Brazilian Federative Republic 5.625% 1/7/41 (Cost $21,570,145)	$19,502,000	$19,934,701

Bank Notes - 0.8%
Capital One NA 2.95% 7/23/21	27,092,000	27,167,712
Discover Bank:
3.1% 6/4/20	$31,646,000	$31,598,531
3.2% 8/9/21	33,031,000	32,874,833
3.35% 2/6/23	5,980,000	6,004,821
4.682% 8/9/28 (b)	23,162,000	23,583,780
KeyBank NA 6.95% 2/1/28	850,000	1,027,917
PNC Bank NA 2.3% 6/1/20	3,950,000	3,950,198
RBS Citizens NA 2.55% 5/13/21	7,857,000	7,848,215
Regions Bank 6.45% 6/26/37	30,566,000	38,896,545
Synchrony Bank 3.65% 5/24/21	21,962,000	21,689,080
TOTAL BANK NOTES
(Cost $192,106,263)		194,641,632
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.29% (j)
(Cost $798,278,896)	798,116,993	798,356,429
TOTAL INVESTMENT IN SECURITIES - 122.3%
(Cost $30,005,476,221)		30,149,086,643
NET OTHER ASSETS (LIABILITIES) - (22.3)%		(5,496,708,863)
NET ASSETS - 100%		$24,652,377,780

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 4/1/50	$(82,150,000)	$(86,887,328)
3% 4/1/50	(3,700,000)	(3,913,367)
3% 4/1/50	(31,700,000)	(33,528,038)
3% 4/1/50	(3,700,000)	(3,913,367)
3% 4/1/50	(3,700,000)	(3,913,367)
3% 4/1/50	(144,800,000)	(153,150,153)
3% 4/1/50	(56,550,000)	(59,811,058)
3% 4/1/50	(1,950,000)	(2,062,450)
3% 4/1/50	(56,250,000)	(59,493,758)
3% 4/1/50	(30,050,000)	(31,782,887)
3% 5/1/50	(31,700,000)	(33,483,458)
3% 5/1/50	(31,700,000)	(33,483,458)
3.5% 4/1/50	(17,350,000)	(18,302,588)
3.5% 4/1/50	(17,350,000)	(18,302,588)
3.5% 4/1/50	(2,150,000)	(2,268,044)
3.5% 4/1/50	(21,500,000)	(22,680,440)
3.5% 4/1/50	(21,600,000)	(22,785,931)
3.5% 4/1/50	(4,100,000)	(4,325,107)
3.5% 4/1/50	(100,000,000)	(105,490,420)
3.5% 4/1/50	(21,500,000)	(22,680,440)
3.5% 4/1/50	(5,100,000)	(5,380,011)
3.5% 4/1/50	(17,350,000)	(18,302,588)
3.5% 5/1/50	(45,250,000)	(47,711,437)

TOTAL GINNIE MAE		(793,652,283)

Uniform Mortgage Backed Securities
2.5% 4/1/50	(74,500,000)	(77,226,141)
2.5% 4/1/50	(40,500,000)	(41,981,996)
2.5% 4/1/50	(78,200,000)	(81,061,534)
2.5% 4/1/50	(59,200,000)	(61,366,276)
2.5% 4/1/50	(700,000)	(725,615)
2.5% 4/1/50	(50,000,000)	(51,829,625)
2.5% 4/1/50	(50,000,000)	(51,829,625)
2.5% 4/1/50	(132,200,000)	(137,037,529)
2.5% 5/1/50	(58,500,000)	(60,530,974)
2.5% 5/1/50	(50,000,000)	(51,735,875)
3% 4/1/35	(50,000,000)	(52,354,685)
3% 4/1/35	(50,000,000)	(52,354,685)
3% 4/1/35	(25,000,000)	(26,177,343)
3% 4/1/35	(25,000,000)	(26,177,343)
3% 4/1/35	(100,000,000)	(104,709,370)
3% 4/1/50	(110,800,000)	(116,191,107)
3% 4/1/50	(33,550,000)	(35,182,416)
3% 4/1/50	(47,250,000)	(49,549,005)
3% 4/1/50	(47,250,000)	(49,549,005)
3% 4/1/50	(33,550,000)	(35,182,416)
3% 4/1/50	(39,600,000)	(41,526,786)
3% 4/1/50	(60,300,000)	(63,233,969)
3% 4/1/50	(100,000,000)	(104,865,620)
3% 4/1/50	(100,000,000)	(104,865,620)
3% 4/1/50	(100,000,000)	(104,865,620)
3% 4/1/50	(8,400,000)	(8,808,712)
3% 4/1/50	(100,000,000)	(104,865,620)
3% 4/1/50	(105,050,000)	(110,161,334)
3% 4/1/50	(100,000,000)	(104,865,620)
3% 4/1/50	(100,000)	(104,866)
3% 4/1/50	(60,300,000)	(63,233,969)
3% 4/1/50	(53,100,000)	(55,683,644)
3% 4/1/50	(42,650,000)	(44,725,187)
3% 5/1/50	(200,000,000)	(209,520,300)
3% 5/1/50	(55,650,000)	(58,299,023)
3% 5/1/50	(110,800,000)	(116,074,246)
3% 5/1/50	(33,550,000)	(35,147,030)
3.5% 4/1/50	(100,200,000)	(105,980,007)
3.5% 4/1/50	(25,250,000)	(26,706,539)
3.5% 4/1/50	(35,850,000)	(37,917,997)
3.5% 4/1/50	(50,000,000)	(52,884,235)
3.5% 4/1/50	(75,000,000)	(79,326,353)
3.5% 4/1/50	(25,000,000)	(26,442,118)
3.5% 4/1/50	(100,000,000)	(105,768,470)
3.5% 4/1/50	(100,000,000)	(105,768,470)
3.5% 4/1/50	(110,850,000)	(117,244,349)
3.5% 4/1/50	(25,000,000)	(26,442,118)
3.5% 4/1/50	(50,000,000)	(52,884,235)
3.5% 4/1/50	(200,000,000)	(211,536,940)
3.5% 4/1/50	(197,700,000)	(209,104,265)
3.5% 4/1/50	(190,000,000)	(200,960,090)
4% 4/1/50	(400,000)	(426,972)
4% 4/1/50	(500,000)	(533,715)
4% 4/1/50	(21,950,000)	(23,430,084)
4% 4/1/50	(250,000)	(266,857)
4% 4/1/50	(50,000)	(53,371)
4% 4/1/50	(50,000)	(53,371)
4% 4/1/50	(150,000)	(160,114)
4% 5/1/50	(21,950,000)	(23,418,938)
4% 5/1/50	(21,950,000)	(23,418,938)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(3,924,328,277)

TOTAL TBA SALE COMMITMENTS
(Proceeds $4,677,761,979)		$(4,717,980,560)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,340,743,705 or 13.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Level 3 security

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,398,156
Total	$9,398,156

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$11,170,006,737	$--	$11,170,006,737	$--
U.S. Government and Government Agency Obligations	4,719,882,776	--	4,719,882,776	--
U.S. Government Agency - Mortgage Securities	10,256,894,486	--	10,256,894,486	--
Asset-Backed Securities	1,205,649,818	--	1,205,649,818	--
Collateralized Mortgage Obligations	516,907,925	--	516,907,925	--
Commercial Mortgage Securities	962,253,267	--	962,253,265	2
Municipal Securities	304,558,872	--	304,558,872	--
Foreign Government and Government Agency Obligations	19,934,701	--	19,934,701	--
Bank Notes	194,641,632	--	194,641,632	--
Money Market Funds	798,356,429	798,356,429	--	--
Total Investments in Securities:	$30,149,086,643	$798,356,429	$29,350,730,212	$2
Other Financial Instruments:
TBA Sale Commitments	$(4,717,980,560)	$--	$(4,717,980,560)	$--
Total Other Financial Instruments:	$(4,717,980,560)	$--	$(4,717,980,560)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	90.0%
United Kingdom	2.5%
Cayman Islands	2.3%
Mexico	1.2%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $29,207,197,325)	$29,350,730,214
Fidelity Central Funds (cost $798,278,896)	798,356,429
Total Investment in Securities (cost $30,005,476,221)		$30,149,086,643
Receivable for investments sold		122,589,375
Receivable for TBA sale commitments		4,677,761,979
Receivable for fund shares sold		1,467,898
Interest receivable		154,921,182
Distributions receivable from Fidelity Central Funds		1,242,384
Total assets		35,107,069,461
Liabilities
Payable for investments purchased
Regular delivery	$503,595,419
Delayed delivery	5,227,268,868
TBA sale commitments, at value	4,717,980,560
Payable for fund shares redeemed	5,692,425
Other payables and accrued expenses	154,409
Total liabilities		10,454,691,681
Net Assets		$24,652,377,780
Net Assets consist of:
Paid in capital		$24,259,223,446
Total accumulated earnings (loss)		393,154,334
Net Assets		$24,652,377,780
Net Asset Value, offering price and redemption price per share ($24,652,377,780 ÷ 220,630,838 shares)		$111.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Interest		$373,102,882
Income from Fidelity Central Funds		9,398,156
Total income		382,501,038
Expenses
Custodian fees and expenses	$190,186
Independent directors' fees and expenses	43,830
Total expenses before reductions	234,016
Expense reductions	(26,751)
Total expenses after reductions		207,265
Net investment income (loss)		382,293,773
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	315,405,686
Fidelity Central Funds	67,823
Total net realized gain (loss)		315,473,509
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(476,332,838)
Fidelity Central Funds	73,310
Delayed delivery commitments	(39,884,039)
Total change in net unrealized appreciation (depreciation)		(516,143,567)
Net gain (loss)		(200,670,058)
Net increase (decrease) in net assets resulting from operations		$181,623,715

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$382,293,773	$354,987,232
Net realized gain (loss)	315,473,509	46,075,712
Change in net unrealized appreciation (depreciation)	(516,143,567)	786,325,700
Net increase (decrease) in net assets resulting from operations	181,623,715	1,187,388,644
Distributions to shareholders	(419,493,214)	(368,074,036)
Affiliated share transactions
Proceeds from sales of shares	1,693,442,265	19,723,807,262
Reinvestment of distributions	419,492,637	367,171,550
Cost of shares redeemed	(3,870,035,548)	(2,430,433,736)
Net increase (decrease) in net assets resulting from share transactions	(1,757,100,646)	17,660,545,076
Total increase (decrease) in net assets	(1,994,970,145)	18,479,859,684
Net Assets
Beginning of period	26,647,347,925	8,167,488,241
End of period	$24,652,377,780	$26,647,347,925
Other Information
Shares
Sold	14,983,274	178,478,407
Issued in reinvestment of distributions	3,708,520	3,368,590
Redeemed	(34,737,950)	(22,779,930)
Net increase (decrease)	(16,046,156)	159,067,067

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$112.59	$105.24	$108.86	$110.23	$105.97	$107.08
Income from Investment Operations
Net investment income (loss)A	1.603	3.512	3.276	2.761	3.479	3.267
Net realized and unrealized gain (loss)	(.695)	7.580	(3.786)	(1.152)	4.135	(1.220)
Total from investment operations	.908	11.092	(.510)	1.609	7.614	2.047
Distributions from net investment income	(1.632)	(3.742)	(3.059)	(2.868)	(3.354)	(3.157)
Distributions from net realized gain	(.126)	–	(.051)	(.111)	–	–
Total distributions	(1.758)	(3.742)	(3.110)	(2.979)	(3.354)	(3.157)
Net asset value, end of period	$111.74	$112.59	$105.24	$108.86	$110.23	$105.97
Total ReturnB,C	.80%	10.75%	(.47)%	1.52%	7.31%	1.90%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.84%G	3.27%	3.07%	2.56%	3.24%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$24,652,378	$26,647,348	$8,167,488	$7,424,984	$7,049,024	$7,432,257
Portfolio turnover rateH	243%G,I	186%I	73%	98%	108%	395%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,072,681,605
Gross unrealized depreciation	(969,294,761)
Net unrealized appreciation (depreciation)	$103,386,844
Tax cost	$30,005,481,218

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	15,198,393,644	11,669,422,956

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest and cash valued at $165,678,279 in exchange for 1,469,430 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $18,819,529,211 in exchange for 169,956,946 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $26,751.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Actual	.0017%	$1,000.00	$1,008.00	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TP1-SANN-0520
1.807412.115

Fidelity® Inflation-Protected Bond Index Central Fund

Semi-Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of March 31, 2020

% of fund's investments
0.01 - 0.99%	85.8
1 - 1.99%	1.8
2 - 2.99%	8.5
3 - 3.99%	3.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations*	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Inflation Protected Securities - 99.9%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$22,724,071	$25,864,395
2% 1/15/26	26,482,406	29,468,319
2.375% 1/15/25	37,680,838	41,792,631
2.375% 1/15/27	22,227,553	25,778,010
2.5% 1/15/29	21,956,942	26,965,090
3.625% 4/15/28	19,579,852	25,310,017
3.875% 4/15/29	23,899,373	32,378,049
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/21	61,260,143	60,008,775
0.125% 1/15/22	58,892,433	58,038,891
0.125% 4/15/22	62,208,270	61,320,612
0.125% 7/15/22	60,427,462	59,853,184
0.125% 1/15/23	60,942,701	60,193,852
0.125% 7/15/24	59,598,839	59,733,206
0.125% 10/15/24	43,560,410	44,094,038
0.125% 7/15/26	50,500,547	50,984,191
0.125% 1/15/30	34,021,596	35,098,776
0.25% 1/15/25	59,671,809	60,213,148
0.25% 7/15/29	49,274,790	51,496,004
0.375% 7/15/23	61,037,886	61,404,210
0.375% 7/15/25	59,273,681	60,479,716
0.375% 1/15/27	51,884,797	53,145,144
0.375% 7/15/27	49,286,264	50,740,261
0.5% 4/15/24	45,099,502	45,758,035
0.5% 1/15/28	49,352,718	51,464,423
0.625% 7/15/21	53,468,377	52,960,361
0.625% 4/15/23	60,476,970	60,935,711
0.625% 1/15/24	61,978,830	63,004,118
0.625% 1/15/26	47,843,746	49,438,078
0.75% 7/15/28	48,069,080	51,470,103
0.875% 1/15/29	47,871,923	52,065,776
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,436,201,524)		1,461,457,124
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund 0.29% (a)
(Cost $61,328)	61,310	61,328
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,436,262,852)		1,461,518,452
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,834,100
NET ASSETS - 100%		$1,463,352,552

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,631
Total	$9,631

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,461,457,124	$--	$1,461,457,124	$--
Money Market Funds	61,328	61,328	--	--
Total Investments in Securities:	$1,461,518,452	$61,328	$1,461,457,124	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.9%
Short-Term Investments and Net Other Assets	0.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,436,201,524)	$1,461,457,124
Fidelity Central Funds (cost $61,328)	61,328
Total Investment in Securities (cost $1,436,262,852)		$1,461,518,452
Receivable for investments sold		15,808,934
Receivable for fund shares sold		323,263
Interest receivable		2,505,963
Distributions receivable from Fidelity Central Funds		208
Total assets		1,480,156,820
Liabilities
Payable for investments purchased	$15,809,285
Payable for fund shares redeemed	988,312
Other payables and accrued expenses	6,671
Total liabilities		16,804,268
Net Assets		$1,463,352,552
Net Assets consist of:
Paid in capital		$1,442,809,415
Total accumulated earnings (loss)		20,543,137
Net Assets		$1,463,352,552
Net Asset Value, offering price and redemption price per share ($1,463,352,552 ÷ 14,247,931 shares)		$102.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Interest		$10,460,795
Income from Fidelity Central Funds		9,631
Total income		10,470,426
Expenses
Custodian fees and expenses	$6,959
Independent directors' fees and expenses	2,606
Total expenses before reductions	9,565
Expense reductions	(117)
Total expenses after reductions		9,448
Net investment income (loss)		10,460,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	734,334
Total net realized gain (loss)		734,334
Change in net unrealized appreciation (depreciation) on investment securities		7,167,226
Net gain (loss)		7,901,560
Net increase (decrease) in net assets resulting from operations		$18,362,538

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,460,978	$23,896,281
Net realized gain (loss)	734,334	(1,715,356)
Change in net unrealized appreciation (depreciation)	7,167,226	41,061,670
Net increase (decrease) in net assets resulting from operations	18,362,538	63,242,595
Distributions to shareholders	(21,629,555)	(32,905,223)
Affiliated share transactions
Proceeds from sales of shares	297,290,326	655,913,382
Reinvestment of distributions	21,629,554	32,905,223
Cost of shares redeemed	(233,958,958)	(460,550,558)
Net increase (decrease) in net assets resulting from share transactions	84,960,922	228,268,047
Total increase (decrease) in net assets	81,693,905	258,605,419
Net Assets
Beginning of period	1,381,658,647	1,123,053,228
End of period	$1,463,352,552	$1,381,658,647
Other Information
Shares
Sold	2,877,182	6,493,410
Issued in reinvestment of distributions	211,230	337,316
Redeemed	(2,266,781)	(4,614,691)
Net increase (decrease)	821,631	2,216,035

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Inflation-Protected Bond Index Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$102.91	$100.18	$102.20	$103.10	$98.28	$99.13
Income from Investment Operations
Net investment income (loss)A	.743	2.057	3.299	1.870	1.322	.514
Net realized and unrealized gain (loss)	.529	3.622	(2.914)	(2.160)	3.516	(1.364)
Total from investment operations	1.272	5.679	.385	(.290)	4.838	(.850)
Distributions from net investment income	(.219)	(.463)	(.325)	(.165)	(.018)	–
Distributions from net realized gain	(1.253)	(2.486)	(2.080)	(.445)	–	–
Total distributions	(1.472)	(2.949)	(2.405)	(.610)	(.018)	–
Net asset value, end of period	$102.71	$102.91	$100.18	$102.20	$103.10	$98.28
Total ReturnB,C	1.24%	5.84%	.38%	(.27)%	4.92%	(.86)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	1.44%G	2.05%	3.29%	1.84%	1.32%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$1,463,353	$1,381,659	$1,123,053	$969,371	$961,522	$620,135
Portfolio turnover rateH	45%G	53%	33%	29%	28%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,866,531
Gross unrealized depreciation	(3,718,381)
Net unrealized appreciation (depreciation)	$25,148,150
Tax cost	$1,436,370,302

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(789,042)
Long-term	(6,283,492)
Total capital loss carryforward	$(7,072,534)

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $117.

6. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

7. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Actual	.0013%	$1,000.00	$1,012.40	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IPB-SANN-0520
1.938136.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 22, 2020